      As filed with the Securities and Exchange Commission on February 26, 1999.

                                                              File No. 333-08345
                                                                       811-07711
 -------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-4

                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933

                         PRE-EFFECTIVE AMENDMENT NO.        [_]
                       POST-EFFECTIVE AMENDMENT NO. 4       [X]

                                     and/or

                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940

                               AMENDMENT NO. 4              [X]

                     JOHN HANCOCK VARIABLE ANNUITY ACCOUNT H
                           (Exact Name of Registrant)

                   JOHN HANCOCK MUTUAL LIFE INSURANCE COMPANY
                               (Name of Depositor)

                      JOHN HANCOCK PLACE, BOSTON, MA 02117
         (Address Of Depositor's Principal Executive Offices) (Zip Code)

        Depositor's Telephone Number, Including Area Code: (617) 572-9196

                            SANDRA M. DADALT, ESQUIRE
                   JOHN HANCOCK MUTUAL LIFE INSURANCE COMPANY
                               JOHN HANCOCK PLACE
                                BOSTON, MA 02117
                     (Name and Address of Agent for Service)

It is proposed that this filing become effective (check appropriate box)

     [_] immediately upon filing pursuant to paragraph (b) of Rule 485
     [_] on (date) pursuant to paragraph (b) of Rule 485
     [_] 60 days after filing pursuant to paragraph (a)(1) of Rule 485
     [X] on May 1, 1999 pursuant to paragraph (a)(1) of Rule 485

If appropriate check the following box

     [_] this post-effective amendment designates a new effective date for a previously filed post-effective amendment

Pursuant to Rule 24f-2, Registrant has registered an indefinite amount of securities under the Securities Act of 1933.

                     JOHN HANCOCK VARIABLE ANNUITY ACCOUNT H

                              CROSS REFERENCE SHEET
                             Pursuant to Rule 495(a)

Form N-4 Item                                Prospectus Caption
-------------                                ------------------

1. Cover Page............................    Cover Page

2. Definitions...........................    Index of Key Words

3. Synopsis..............................    Fee table

4. Condensed Financial Information.......    Condensed financial information

5. General Description of Registrant,
   Depositor and Portfolio Companies.....    Cover Page; Description of  John
                                             Hancock; Distribution of the
                                             contracts

6. Deductions and Expenses...............    What fees and charges will be
                                             deducted from my contract?

7. General Description of Variable
   Annuity Contracts......................   What is the contract?

8. Annuity Period........................    The annuity period

9. Death Benefit.........................    What happens if the annuitant dies
                                             before my contract's date of
                                             maturity? Payment of death
                                             benefits; Distribution requirements
                                             following death of owner

10. Purchases and Contract Value.........    Distribution of the contracts; How
                                             will the value of my investment in
                                             the contract change over time?

11. Redemptions..........................    What fees and charges will be
                                             deducted from my contract? How can
                                             I withdraw money from my contract?
                                             Can I change my contract's
                                             investment options? Can I return my
                                             contract?

12. Taxes................................    Taxes information

13. Legal Proceedings....................    Not Applicable

14. Table of Contents of Statement
    of Additional Information............    Registration statement

                     JOHN HANCOCK VARIABLE ANNUITY ACCOUNT H

                              CROSS REFERENCE SHEET


Form N-4 Item                        Statement of Additional Information Caption
-------------                        -------------------------------------------

15. Cover Page...................    Cover Page

16. Table of Contents............    Table of Contents

17. General Information and
     History.....................    Not Applicable

18. Services.....................    Not Applicable

19. Purchase of Securities Being
     Offered.....................    Not Applicable

20. Underwriters.................    Not Applicable

21. Calculation of Performance
     Data........................    Calculation of Performance Data

22. Annuity Payments.............    Calculation of Annuity Payments

23. Financial Statements.........    Separate Account Financial Statements

                         PROSPECTUS DATED MAY 1, 1999

    ----------------------------------------------------------------------
                         DECLARATION VARIABLE ANNUITY
    ----------------------------------------------------------------------

          a deferred combination fixed and variable annuity contract issued by


                  JOHN HANCOCK MUTUAL LIFE INSURANCE COMPANY
                                             ("JOHN HANCOCK")


           ---------------------------------------------------------
                        JOHN HANCOCK SERVICING OFFICE
            ---------------------------------------------------------
                 EXPRESS DELIVERY         U.S. MAIL
                 ----------------         ---------
                 ??? Street               P.O. Box 9298
                 Charlestown, MA 02XXX    Boston, MA 02205-9298

                            Phone:  1-800-824-0335
                            Fax:  1-617-XXX-XXXX
           ---------------------------------------------------------


     The contract enables you to earn (1) fixed rates of interest that we guarantee for stated periods of time ("guarantee periods") and (2) an investment-based return in the following variable investment options:

--------------------------------------------------------------------------------
  VARIABLE INVESTMENT OPTION            MANAGED BY
  --------------------------            ----------
  V.A. International............    John Hancock Advisers International Limited
  V.A. Regional Bank............    John Hancock Advisers, Inc.
  V.A. Financial Industries.....    John Hancock Advisers, Inc.
  V.A. Small Cap Growth.........    John Hancock Advisers, Inc.
  V.A. Mid Cap Growth...........    John Hancock Advisers, Inc.
  V.A. Large Cap Growth.........    John Hancock Advisers, Inc.
  V.A. Large Cap Value..........    John Hancock Advisers, Inc.
  V.A. Core Equity..............    Independence Investment Associates, Inc.
  V.A. Sovereign Investors......    Sovereign Asset Management Corporation
  V.A. 500 Index................    John Hancock Advisers, Inc.
  V.A. Bond.....................    John Hancock Advisers, Inc.
  V.A. Strategic Income.........    John Hancock Advisers, Inc.
  V.A. High Yield Total Return..    John Hancock Advisers, Inc.
  V.A. Money Market.............    John Hancock Advisers, Inc.
--------------------------------------------------------------------------------


We may offer additional variable investment options in the future.

  For each variable investment option you select, we invest your money in a the corresponding "Fund" of the John Hancock Declaration Trust (the "Trust"). The Trust is a so-called "series" type mutual fund registered with the Securities and Exchange Commission ("SEC"). Each of the Trust's "Funds" is a separately managed investment portfolio that has its own investment objective and strategies. Attached at the end of this prospectus is a prospectus for the Trust that contains detailed information about each Fund. Be sure to read the prospectus for the Trust before selecting any variable investment option.

  For amounts you don't wish to invest in a variable investment option, you can choose among several guarantee periods, each of which has its own guaranteed interest rate and expiration date. If you remove money from a guarantee period prior to its expiration, however, we may increase or decrease your contract's value to compensate for changes in interest rates that may have occurred subsequent to the beginning of that guarantee period.

  ************************************************************************

  The SEC has not approved or disapproved the contracts, or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

  Contracts are not deposits or obligations of, or insured, endorsed, or guaranteed by the U.S. Government, any bank, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency, entity or person, other than John Hancock. They involve investment risks including the possible loss of principal.

  The contracts are not available in all states. This prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, securities in any state to any person to whom it is unlawful to make or solicit an offer in that state.

                           GUIDE TO THIS PROSPECTUS

  This prospectus contains information that you should know before you buy a contract or exercise any of your rights under the contract. We have arranged the prospectus in the following way:

     .  The first section contains an "INDEX OF KEY WORDS."

     . Behind the index is the "FEE TABLE." This section highlights the various fees and expenses you will pay directly or indirectly, if you purchase a contract.

     . "CONDENSED FINANCIAL INFORMATION" follows the "Fee Table." This gives some basic information about the size and past performance of the variable investment options.

     . The next section is called "BASIC INFORMATION." It contains basic information about the contract presented in a question and answer format. You should read the Basic Information before reading any other section of the prospectus.

     . Behind the Basic Information is "ADDITIONAL INFORMATION." This section gives more details about the contract. It generally does not repeat information contained in the Basic Information.

  The Trust's prospectus is attached at the end of this prospectus. You should save these prospectuses for future reference.


--------------------------------------------------------------------------------
                               IMPORTANT NOTICES

This is the prospectus - it is not the contract. The prospectus simplifies many contract provisions to better communicate the contract's essential features. Your rights and obligations under the contract will be determined by the language of the contract itself. On request, we will provide the form of contract for you to review. In any event, when you receive your contract, we suggest you read it promptly.

We've also filed with the SEC a "Statement of Additional Information," dated
May 1, 1999. This Statement contains detailed information not included in the prospectus. Although a separate document from this prospectus, the Statement of Additional Information has the same legal effect as if it were a part of this prospectus. We will provide you with a free copy of the Statement upon your request. To give you an idea what's in the Statement, we have included a copy of the Statement's table of contents on page __.

-------------------------------------------------------------------------------

                              INDEX OF KEY WORDS

  We define or explain each of the following key words used in this prospectus on the pages shown below:

  Key word                                                  Page
  Accumulation units.....................................      27
  Annuitant..............................................      10
  Annuity payments.......................................      34
  Annuity period.........................................      13
  Contract year..........................................      11
  Date of issue..........................................      11
  Date of maturity.......................................      10
  Free withdrawal amount.................................      16
  Funds..................................................       2
  Guarantee periods......................................   cover
  Investment options.....................................      14
  Market value adjustment................................      12
  Premium payments.......................................      10
  Surrender value........................................      18
  Surrender..............................................      16
  Variable investment options............................   cover
  Withdrawal charge......................................      16
  Withdrawal.............................................      16

                                   FEE TABLE

  The following fee table shows the various fees and expenses that you will pay, either directly or indirectly, if you purchase a contract. The table does not include charges for premium taxes (which may vary by state) or fees for any optional benefit riders that you select.

OWNER TRANSACTION EXPENSES AND ANNUAL CONTRACT FEE

     .Maximum Withdrawal Charge (as % of amount withdrawn)                    6%

     .Annual Contract  Fee (applies only to contracts of less than $10,000) $30


ANNUAL CONTRACT EXPENSES (AS A % OF AVERAGE THE TOTAL VALUE OF THE CONTRACT)


                                                     INITIAL PREMIUM PAYMENT
                                                     -----------------------
          ----------------------------------------------------------------------
                                                   LESS THAN         $250,000
                                                   $250,000           OR MORE
          ----------------------------------------------------------------------
            Mortality and Expense Risk Charge        0.90%             0.90%

            Administrative Services Charge           0.35%             0.10%

            Total Annual Contract Charge             1.25%             1.00%
          ----------------------------------------------------------------------


These annual contract expenses don't apply to amounts held in the guarantee periods.

ANNUAL TRUST EXPENSES (BASED ON % OF AVERAGE NET ASSETS)

  Each Fund pays investment management fees and its other operating expenses. These fees and expenses reduce the investment return of the Fund and, therefore, indirectly reduce the return you will earn on any amounts you allocate to the variable investment option that corresponds to that Fund. Last year, each Fund paid the investment manager the following fees:


                         ---------------------------------------
                                                       % OF NET
                          FUND NAME                    ASSETS*
                         ---------------------------------------
                         V.A. International
                         V.A. Financial Industries
                         V.A. Small Cap Growth
                         V.A. Large Cap Growth
                         V.A. Core Equity
                         V.A. Sovereign Investors
                         V.A. 500 Index
                         V.A. Bond
                         V.A. Strategic Income
                         V.A. Money Market
                         ---------------------------------------

Funds that have not operated for a full year pay fees as a percentage of net assets as follows:

               -----------------------------------------------
               FUND NAME                     % OF NET ASSETS*
               -----------------------------------------------
               V.A. Regional Banks
               -----------------------------------------------
               V.A. Mid Cap Growth
               -----------------------------------------------
               V.A. Large Cap Value
               -----------------------------------------------
               V.A. High Yield Total Return
               -----------------------------------------------

 * The investment manager has agreed to limit temporarily (1) other expenses of each fund to 0.25% of the fund's average daily assets, and (2) the management fee of V.A. 500 Index Fund to 0.10% of its average daily net assets.

EXAMPLES**

  If you "surrender" (turn in) your contract at the end of the applicable time period, you would pay the following current expenses, directly or indirectly, on a $1,000 investment allocated to one of the variable investment options, assuming a 5% annual return on assets:

     ----------------------------------------------------------------------
                                   1 YEAR    3 YEARS   5 YEARS   10 YEARS
     ----------------------------------------------------------------------
     V.A. International
     ----------------------------------------------------------------------
     V.A. Regional Banks
     ----------------------------------------------------------------------
     V.A. Financial Industries
     ----------------------------------------------------------------------
     V.A. Small Cap Growth
     ----------------------------------------------------------------------
     V.A. Mid Cap Growth
     ----------------------------------------------------------------------
     V.A. Large Cap Growth
     ----------------------------------------------------------------------
     V.A. Large Cap Value
     ----------------------------------------------------------------------
     V.A. Core Equity
     ----------------------------------------------------------------------
     V.A. Sovereign Investors
     ----------------------------------------------------------------------
     V.A. 500 Index
     ----------------------------------------------------------------------
     V.A. Bond
     ----------------------------------------------------------------------
     V.A. Strategic Income
     ----------------------------------------------------------------------
     V.A. High Yield Total Return
     ----------------------------------------------------------------------
     V.A. Money Market
     ----------------------------------------------------------------------


  If you commence receiving payments under one of our annuity payment options at the end of the applicable time period, or if you do not surrender your contact, you would pay the following current expenses, directly or indirectly, on a $1,000 investment allocated to one of the variable investment options, assuming 5% annual return on assets.

     -------------------------------------------------------------
     1 YEAR                        3 YEARS   5 YEARS   10 YEARS
     -------------------------------------------------------------
     V.A. International
     -------------------------------------------------------------
     V.A. Regional Banks
     -------------------------------------------------------------
     V.A. Financial Industries
     -------------------------------------------------------------
     V.A. Small Cap Growth
     -------------------------------------------------------------
     V.A. Mid Cap Growth
     -------------------------------------------------------------
     V.A. Large Cap Growth
     -------------------------------------------------------------

     -------------------------------------------------------------
     1 YEAR                        3 YEARS   5 YEARS   10 YEARS
     -------------------------------------------------------------
     V.A. Large Cap Value
     -------------------------------------------------------------
     V.A. Core Equity
     -------------------------------------------------------------
     V.A. Sovereign Investors
     -------------------------------------------------------------
     V.A. 500 Index
     -------------------------------------------------------------
     V.A. Bond
     -------------------------------------------------------------
     V.A. Strategic Income
     -------------------------------------------------------------
     V.A. High Yield Total Return
     -------------------------------------------------------------
     V.A. Money Market
     -------------------------------------------------------------


** THESE EXAMPLES DO NOT INCLUDE ANY APPLICABLE PREMIUM TAXES OR ANY FEES FOR OPTIONAL BENEFIT RIDERS. THE EXAMPLES SHOULD NOT BE CONSIDERED REPRESENTATIONS OF PAST OR FUTURE EXPENSES; ACTUAL CHARGES MAY BE GREATER OR LESS THAN THOSE SHOWN ABOVE. THE EXAMPLES ASSUME TRUST EXPENSES AT RATES SET FORTH ABOVE FOR 1998, AFTER REIMBURSEMENTS. THE ANNUAL CONTRACT FEE HAS BEEN INCLUDED AS AN ANNUAL PERCENTAGE OF ASSETS, ASSUMING AN AVERAGE CONTRACT SIZE OF $_______.

                        CONDENSED FINANCIAL INFORMATION

     The following table provides selected data for each accumulation share (defined under "The Accumulation Period," beginning on page ___) throughout the period as follows:

     For contracts with initial premium payments of less than $25,000:


     ----------------------------------------------------------------------------------------------------
                                                                                     PERIOD FROM APRIL
                                                                YEAR ENDED               14, 1997 TO
      NAME OF VARIABLE INVESTMENT OPTION                    DECEMBER 31, 1998        DECEMBER 31, 1997
     ----------------------------------------------------------------------------------------------------
     V.A. INTERNATIONAL
     Accumulation unit value
       Beginning of period..........................             $11.03                 $      10.00
       End of period................................                                    $      11.03
     Number of accumulation units outstanding at end
      of period.....................................                                       50,395.35
     ----------------------------------------------------------------------------------------------------
     V.A. FINANCIAL INDUSTRIES
     Accumulation unit value
       Beginning of period..........................             $13.39                 $      10.00
       End of period................................                                    $      13.39
     Number of accumulation units outstanding at end
      of period.....................................                                      554,940.05
     ----------------------------------------------------------------------------------------------------
     V.A. SMALL CAP GROWTH
     Accumulation unit value
       Beginning of period..........................             $10.20                 $      10.00
       End of period................................                                    $      10.20
     Number of accumulation units outstanding at end
      of period.....................................                                       84,279.23
     ----------------------------------------------------------------------------------------------------
     V.A. LARGE CAP GROWTH
     Accumulation unit value
       Beginning of period..........................             $10.55                 $      10.00
       End of period................................                                    $      10.55
     Number of accumulation units outstanding at end
      of period.....................................                                       64,523.58
     ----------------------------------------------------------------------------------------------------
     V.A. CORE EQUITY
     Accumulation unit value
       Beginning of period..........................             $14.36                 $      10.00
       End of period................................                                    $      14.36
     Number of accumulation units outstanding at end
      of period.....................................                                      178,470.46
     ----------------------------------------------------------------------------------------------------
     V.A. SOVEREIGN INVESTORS
     Accumulation unit value
       Beginning of period..........................             $13.68                 $      10.00
       End of period................................                                    $      13.68
     Number of accumulation units outstanding at end
      of period.....................................                                      246,897.95
     ----------------------------------------------------------------------------------------------------

     ------------------------------------------------------------------------------------------------------
                                                                                     PERIOD FROM APRIL
                                                                YEAR ENDED              14, 1997 TO
     NAME OF VARIABLE INVESTMENT OPTION                     DECEMBER 31, 1998        DECEMBER 31, 1997
     ------------------------------------------------------------------------------------------------------
     V.A. 500 INDEX
     Accumulation unit value
       Beginning of period..........................             $14.20                  $       10.00
       End of period................................                                     $       14.20
     Number of accumulation units outstanding at end
      of period.....................................                                        179,896.96
     ------------------------------------------------------------------------------------------------------
     V.A. BOND
     Accumulation unit value
       Beginning of period..........................             $11.31                  $       10.00
       End of period................................                                     $       11.31
     Number of accumulation units outstanding at end
      of period.....................................                                         73,099.69
     ------------------------------------------------------------------------------------------------------
     V.A. STRATEGIC INCOME
     Accumulation unit value
       Beginning of period..........................             $11.78                  $       10.00
       End of period................................                                     $       11.78
     Number of accumulation units outstanding at end
      of period.....................................                                        100,609.26
     ------------------------------------------------------------------------------------------------------
     V.A. MONEY MARKET
     Accumulation unit value
       Beginning of period..........................             $ 1.05                  $        1.00
       End of period................................                                     $        1.05
     Number of accumulation units outstanding at end
      of period.....................................                                      1,931,652.09
     ------------------------------------------------------------------------------------------------------

     ----------------------------------------------------------------------------
                                                          PERIOD FROM
                                                        COMMENCEMENT OF
                                                         OPERATIONS TO
     NAME OF VARIABLE INVESTMENT OPTION                DECEMBER 31, 1997
     ----------------------------------------------------------------------------
     V.A. REGIONAL BANK
     Accumulation unit value
       Beginning of period..........................        $10.00
       End of period................................
     Number of accumulation units outstanding at end
      of period.....................................
     ----------------------------------------------------------------------------
     V.A. MID CAP GROWTH
     Accumulation unit value
       Beginning of period..........................        $10.00
       End of period................................
     Number of accumulation units outstanding at end
      of period.....................................
     ----------------------------------------------------------------------------
     V.A. LARGE CAP VALUE
     Accumulation unit value
       Beginning of period..........................        $10.00
       End of period................................
     Number of accumulation units outstanding at end
      of period.....................................
     ----------------------------------------------------------------------------
     V.A. HIGH YIELD TOTAL RETURN
     Accumulation unit value
       Beginning of period..........................        $10.00
       End of period................................
     Number of accumulation units outstanding at end
      of period.....................................
     ----------------------------------------------------------------------------

For contracts with initial premium payments of greater than $25,000:

     -------------------------------------------------------------------------------------------
                                                                                PERIOD FROM APRIL
                                                           YEAR ENDED              14, 1997 TO
     NAME OF VARIABLE INVESTMENT OPTION                DECEMBER 31, 1998        DECEMBER 31, 1997
     -------------------------------------------------------------------------------------------
     V.A. INTERNATIONAL
     Accumulation unit value
       Beginning of period..........................        $11.07                   $     10.00
       End of period................................                                 $     11.07
     Number of accumulation units outstanding at end
      of period
     -------------------------------------------------------------------------------------------
     V.A. FINANCIAL INDUSTRIES
     Accumulation unit value
       Beginning of period..........................        $13.41                   $     10.00
       End of period................................                                 $     13.41
     Number of accumulation units outstanding at end
      of period.....................................                                  144,561.61
     -------------------------------------------------------------------------------------------
     V.A. SMALL CAP GROWTH
     Accumulation unit value
       Beginning of period..........................        $10.23                   $     10.00
       End of period................................                                 $     10.23
     Number of accumultion units outstanding at end
      of period.....................................                                   14,188.61
     -------------------------------------------------------------------------------------------
     V.A. LARGE CAP GROWTH
     Accumulation unit value
       Beginning of period..........................        $10.59                   $     10.00
       End of period................................                                 $     10.59
     Number of accumulation units outstanding at end
      of peirod.....................................                                   16,760.71
     -------------------------------------------------------------------------------------------
     V.A. CORE EQUITY
     Accumulation unit value
       Beginning of period..........................        $14.41                   $     10.00
       End of peirod................................                                 $     14.41
     Number of accumultion units outstanding at end
      of period.....................................                                   35,170.78
     -------------------------------------------------------------------------------------------
     V.A. SOVEREIGN INVESTORS
     Accumulation unit value
       Beginning of period..........................        $13.72                   $     10.00
       End of period................................                                 $     13.72
     Number of accumulation units outstanding at end
      of period.....................................                                    8,359.80
     -------------------------------------------------------------------------------------------
     V.A. 500 INDEX
     Accumulation unit value
       Beginning of period..........................        $14.25                   $     10.00
       End of period................................                                 $     14.25
     Number of accumulation units outstanding at end
      of period.....................................                                   69,164.82
     -------------------------------------------------------------------------------------------
     V.A. BOND
     Accumulation unit value
       Beginning of period..........................        $11.35                   $     10.00
       End of period................................                                 $     11.35
     Number of accumulation units outstanding at end
      of period.....................................                                   52,286.26
     -------------------------------------------------------------------------------------------
     V.A. STRATEGIC INCOME
     Accumulation unit value
       Beginning of period..........................        $11.82                   $     10.00
       End of period................................                                 $     11.82
     Number of accumulation units outstanding at end
      of period.....................................                                    8,206.74
     -------------------------------------------------------------------------------------------
     V.A. MONEY MARKET
     Accumulation unit value
       Beginning of period..........................        $ 1.05                   $      1.00
     -------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------
                                                                           PERIOD FROM APRIL
                                                     YEAR ENDED              14, 1997 TO
NAME OF VARIABLE INVESTMENT OPTION                DECEMBER 31, 1998        DECEMBER 31, 1997
-----------------------------------------------------------------------------------------------
     End of period..............................                                $      1.05
Number of accumulation units outstanding at end
 of period......................................                                 508,715.60
-----------------------------------------------------------------------------------------------

     -------------------------------------------------------------------------------------------------
                                                            PERIOD FROM
                                                            COMMENCEMENT OF
                                                            OPERATIONS TO
     NAME OF VARIABLE INVESTMENT OPTION                     DECEMBER 31, 1997
     -------------------------------------------------------------------------------------------------
     V.A. REGIONAL BANK
     Accumulation unit value
       Beginning of period...........................                  $10.00
       End of period................................
     Number of accumulation units outstanding at end
      of period.....................................
     -------------------------------------------------------------------------------------------------
     V.A. MID CAP GROWTH
     Accumulation unit value
       Beginning of period..........................                   $10.00
       End of period................................
     Number of accumulation units outstanding at end
      of period.....................................
     -------------------------------------------------------------------------------------------------
     V.A. LARGE CAP VALUE
     Accumulation unit value
       Beginning of period..........................                   $10.00
       End of period................................
     Number of accumulation units outstanding at end
      of period.....................................
     -------------------------------------------------------------------------------------------------
     V.A. HIGH YIELD TOTAL RETURN
     Accumulation unit value
       Beginning of period..........................                   $10.00
       End of period................................
     Number of accumulation units outstanding at end
      of period.....................................
     -------------------------------------------------------------------------------------------------

                               BASIC INFORMATION

     This "Basic Information" section provides answers to commonly asked questions about the contract. Here are the page numbers where the questions and answers appear :

     QUESTION                                                              PAGES TO SEE
     --------                                                              ------------
What is the contract?.....................................................

Who owns the contract?....................................................

Is the owner also the annuitant?..........................................

How can I invest money in a contract?.....................................

How will the value of my investment in the contract change over time?.....

What annuity benefits does the contract provide?..........................

What are the tax consequences of owning a contract?.......................

Can I change my contract's investment options?............................

What fees and charges will be deducted from my contract?..................

How can I withdraw money from my contract?................................

What happens if the annuitant dies before my contract's date of maturity?.

Can I return my contract?.................................................

WHAT IS THE CONTRACT?

     The contract is a "deferred payment variable annuity contract." An annuity contract provides a person (known as the "annuitant" or "payee") with a series of periodic payments. Because this contract is also a deferred payment contract, the annuity payments will begin on a future date, called the contract's "date of maturity." Under a variable annuity contract, the amount you have invested can increase or decrease in value daily based upon the value of the variable investment options chosen.

WHO OWNS THE CONTRACT?

     That's up to you. Unless the contract provides otherwise, the owner of the contract is the person who can exercise the rights under the contract, such as the right to choose the investment options or the right to surrender the contract. In many cases, the person buying the contract will be the owner. However, you are free to name another person or entity (such as a trust) as owner. In writing this prospectus, we've assumed that you, the reader, are the person or persons entitled to exercise the rights and obligations under discussion.

IS THE OWNER ALSO THE ANNUITANT?

     Again, that's up to you. The annuitant is the person upon whose death the contract's death benefit becomes payable. Also, the annuitant receives payments from us under any annuity option that commences during the annuitant's lifetime. In many cases, the same person is both the annuitant and the owner of a contract. However, you are free to name another person as annuitant.

HOW CAN I INVEST MONEY IN A CONTRACT?

PREMIUM PAYMENTS

     We call the investments you make in your contract "premiums" or "premium payments." In general, you need at least a $500 initial premium payment to purchase a contract. If you choose to contribute more money into your contract, each subsequent premium payment must also be at least $500.

APPLYING FOR A CONTRACT

     An authorized representative of the broker-dealer or financial institution through whom you purchase your contract will assist you in (1) completing an application or placing an order for a contract and (2) transmitting it, along with your initial premium payment, to the John Hancock Servicing Office.

     Once we receive your initial premium payment and all necessary information, we will issue your contract and invest your initial premium payment within two business days. If the information is not in good order, we will contact you to get the necessary information. If for some reason, we are unable to complete this process within 5 business days, we will either send back your money or get your permission to keep it until we get all of the necessary information.

     In certain situations, we will issue a contract upon receiving the order of your broker-dealer or financial institution but delay the effectiveness of the contract until we receive your signed application. In those situations, if we do not receive your signed application within our required time period, we will deem the contract void from the beginning and return your premium payment.

     We measure the years and anniversaries of your contract from its date of issue. We use the term "contract year" to refer to each period of time between anniversaries of your contract's date of issue.

LIMITS ON PREMIUM PAYMENTS

     You can make premium payments of up to $1,000,000 in any one contract year. The total of all new premium payments and transfers that you allocate to any one variable investment option in any one contract year may not exceed $1,000,000. While the annuitant is alive and the contract is in force, you can make premium payments at any time before the date of maturity. However,


          --------------------------------------------------------------------
                                                      YOU MAY NOT MAKE ANY
                                                  PREMIUM PAYMENTS AFTER THE
          IF YOUR CONTRACT IS USED TO FUND           ANNUITANT REACHES AGE
          --------------------------------------------------------------------
             a "tax qualified plan"*                        70 1/2 **
             a non-tax qualified plan                       84 1/2
          --------------------------------------------------------------------

           * as that term is used in "Tax Information," beginning on page__. ** except for a ROTH IRA, which has no age limit.

     We will not issue a contract if the proposed annuitant is older than age
84. We may waive any of these limits, however.

WAYS TO MAKE PREMIUM PAYMENTS

     Premium payments made by check or money order must be:

       .  drawn on a U.S. bank,

       .  drawn in U.S. dollars, and

       .  made payable to "John Hancock."

     Premium payments after the initial premium payment should be sent to the John Hancock Servicing Office at one of the addresses shown on page 1 of this prospectus. We will also accept premium payments by wire. We will accept your initial premium payment by exchange from another insurance company. You can find information about wire payments under "Premium payments by wire," below. You can find information about other methods of premium payment by contacting your John Hancock representative or by contacting the John Hancock Servicing Office.

     Once we have issued your contract and it becomes effective, we credit you with any additional premiums you pay as of the day we receive them at the John Hancock Servicing Office.

PREMIUM PAYMENTS BY WIRE

     If you purchase your contract through a broker-dealer firm or financial institution, you may transmit your initial premium payment by wire order. Your wire orders must include information necessary to allocate the premium payment among your selected investment options.

     If your wire order is complete, we will invest the premium payment in your selected investment options as of the day we received the wire order. If the wire order is incomplete, we may hold your initial premium payment for up to 5 business days while attempting to obtain the missing information. If we can't obtain the information within 5 business days, we will immediately return your premium payment, unless you tell us to hold the premium payment for 5 more days pending completion of the application. Nevertheless, until we receive and accept a properly completed and signed application, we will not:

       .  issue a contract;

       .  accept premium payments;  or

       .  allow other transactions.

     After we issue your contract, subsequent premium payments may be transmitted by wire through your bank. Information about our bank, our account number, and the ABA routing number may be obtained from the John Hancock Servicing Office. Banks may charge a fee for wire services.

HOW WILL THE VALUE OF MY INVESTMENT IN THE CONTRACT CHANGE OVER TIME?

     Prior to a contract's date of maturity, the amount you've invested in any VARIABLE INVESTMENT OPTION will increase or decrease based upon the investment experience of the corresponding Fund. Except for certain charges we deduct, your investment experience will be the same as if you had invested in the Fund directly and reinvested all Fund dividends and distributions in additional shares.

     Like a regular mutual fund, each Fund deducts investment management fees and other operating expenses. These expenses are shown in the fee table on page __. However, unlike a mutual fund, we will also deduct charges relating to the annuity guarantees and other features provided by the contract. These charges reduce your investment performance and the amount we have credited to your contract in any variable investment option. We describe these charges under "What charges will be deducted from my contract?" beginning on page __.

     The amount you've invested in a GUARANTEE PERIOD will earn interest at the rate we have set for that period. The interest rate depends upon the length of the guarantee period you select. We currently make available various guarantee periods with durations of up to ten years. As long as you keep your money in a guarantee period until its expiration date, we bear all the investment risk on that money.

     However, if you prematurely transfer, "surrender" or otherwise withdraw money from a guarantee period we will increase or reduce the remaining value in your contract by an amount that approximates the impact that any changes in interest rates would have had on the market value of a debt instrument with terms comparable to that guarantee period. This "market value adjustment" (or "MVA") imposes investment risks on you. We describe how the market value adjustments work in "Calculation of market value adjustment ("MVA")" beginning on page __.

     At any time before the date of maturity, your "TOTAL VALUE OF YOUR CONTRACT" equals

       .  the total amount you invested,

       .  minus all charges we deduct,

       .  minus all withdrawals you have made,

       . plus or minus any positive or negative MVA's that we have made at the time of any premature withdrawals or transfers you have made from a guarantee period,

       . plus or minus each variable investment option's positive or negative investment return that we credit daily to any of your contract's value daily while it is in that option, and

       . plus the interest we credit to any of your contract's value while it is in a guarantee period.

WHAT ANNUITY BENEFITS DOES A CONTRACT PROVIDE?

     If your contract is still in effect on its date of maturity, it enters what is called the "annuity period". During the annuity period, we make a series of fixed or variable payments to you as provided under one of our several annuity options. The form in which we will make the annuity payments, and the proportion of such payments that will be on a fixed basis and on a variable basis, depend on the elections that you have in effect on the date of maturity. Therefore you should exercise care in selecting your date of maturity and your choices that are in effect on that date.

     You should carefully review the discussion under "The annuity period," beginning on page __, for information about all of these choices you can make.

WHAT ARE THE TAX CONSEQUENCES OF OWNING A CONTRACT?

     In most cases, no income tax will have to be paid on amounts you earn under a contract until these earnings are paid out. All or part of the following distributions from a contract may constitute a taxable payout of earnings:

       .  partial withdrawal

       .  full withdrawal ("surrender")

       . payment of death benefit proceeds as a single sum upon the annuitant's death

       .  periodic payments under one of our annuity payment options

How much you will be taxed on distribution is based upon complex tax rules and depends on matters such as

       .  the type of the distribution

       .  when the distribution is made

       . the nature of any tax qualified retirement plan for which the contract is being used

       .  the circumstances under which the payments are made

     If your contract is issued in connection with a tax-qualified retirement plan, all or part of your premium payments may be tax-deductible.

     Special 10% tax penalties apply in many cases to the taxable portion of any distributions from a contract before you reach age 59 1/2. Also, most tax-qualified plans require that distributions from a contract commence and/or be completed by a certain period of time. This effectively limits the period of time during which you can continue to derive tax deferral benefits from any tax-deductible premiums you paid or on any earnings under the contract.

CAN I CHANGE MY CONTRACT'S INVESTMENT OPTIONS?

ALLOCATION OF PREMIUM PAYMENTS

     When you apply for your contract, you specify the variable investment options or guarantee periods (together, your "investment options") in which your premium payments will be allocated. You may change this investment allocation for future premium payments at any time. Any change in allocation will be effective as of receipt of your request at the John Hancock Servicing Office.

     Currently, you may use a maximum of 18 investment options over the life of your contract. For purposes of this limit, each contribution or transfer of assets into a variable investment option or guarantee period that you are not then using counts as one "use" of an investment option, even if you had used that option at an earlier time. Renewing a guarantee period upon its expiration does not count as a new use, however, if the new guarantee period has the same number of years as the expiring one.

TRANSFERRING YOUR ASSETS

     Up to 12 times during each year of your contract, you may transfer

       . all or part of the assets held in one VARIABLE INVESTMENT OPTION to any other available variable investment option or guarantee period, or

       . all or part of the assets held in one GUARANTEE PERIOD to any other available guarantee period or variable investment option.

Transfers under our dollar cost averaging program do not count toward the 12 you are allowed each year. However, you may not

       . transfer assets within 30 days prior to the contract's date of maturity,

       . transfer more than $1,000,000 in a contract year from any one variable investment option or guarantee period, without our prior approval,

       . make any transfer that would cause you to exceed the above-mentioned maximum of 18 investment options,

       .  make any transfers to or from a fixed annuity payment option, or

       . make any transfer during the annuity payment period that would result in more than four investment options being used at once.

PROCEDURE FOR TRANSFERRING YOUR ASSETS

     You may request a transfer in writing or, if you have authorized telephone transfers, by telephone or fax. All transfer requests should be directed to the John Hancock Servicing Office at the one of the locations shown on page 1. Your request should include

       .  your name,

       .  daytime telephone number,

       .  contract number,

       . the names of the investment options being transferred to and from each, and

       .  the amount of each transfer.

The request becomes effective on the day we receive your request, in proper form, at the John Hancock Servicing Office.

WHAT FEES AND CHARGES WILL BE DEDUCTED FROM MY CONTRACT?

MORTALITY AND EXPENSE RISK CHARGE

     We deduct a daily charge that compensates us primarily for mortality and expense risks that we assume under the contracts. On an annual basis, this charge equals 0.90% of the value of the assets you have allocated to the variable investment options. (This charge does not apply to assets you have in our guarantee periods.)

     In return for mortality risk charge, we assume the risk that annuitants as a class will live longer than expected, requiring us to a pay greater number of annuity payments. In return for the expense risk charge, we assume the risk that our expenses relating to the contracts may be higher than we expected when we set the level of the contracts' other fees and charges, or that our revenues from such other sources will be less.

ADMINISTRATIVE SERVICES CHARGE

     We deduct a daily charge for administrative and clerical services that the contracts require us to provide.

     On an annual basis, this charge equals 0.35% of the value of the assets you have allocated to the variable investment options. (This charge does not apply to assets you have in our guarantee periods.) However, if your initial premium payment was more than $250,000, we reduce the charge to 0.10%.

ANNUAL CONTRACT FEE

     Prior to the date of maturity of your contract, we will deduct $30 each year from your contract if it has a total value of less than $10,000. We deduct this annual contract fee at the beginning of each contract year after the first. We also deduct it if you surrender your contract. We take the deduction proportionally from each variable investment option and each guarantee period you are then using. We reserve the right to increase the annual contract fee to $50.

PREMIUM TAXES

     We make deductions for any applicable premium or similar taxes based on the amount of a premium payment. Currently, certain states assess a tax of up to 5% of each premium payment.

     In most cases, we deduct a charge in the amount of the tax from the total value of the contract only at the time of annuitization, death, surrender, or withdrawal. We reserve the right, however, to deduct the charge from each premium payment at the time it is made and that's actually what we do in South Dakota and Kentucky. We compute the amount of the charge by multiplying the applicable premium tax percentage times the amount you are withdrawing, surrendering, annuitizing or applying to a death benefit (or times the premium payment, in South Dakota and Kentucky).

WITHDRAWAL CHARGE

     If you withdraw some money from your contract prior to the date of maturity ("partial withdrawal") or if you surrender (turn in) your contract, in its entirety, for cash prior to the date of maturity ("total withdrawal" or "surrender"), we may assess a withdrawal charge. We use this charge to help defray expenses relating to the sales of the contracts, including commissions paid and other distribution costs.

     Here's how we determine the charge:  In any contract year, you may withdraw
     ----------------------------------
up to 10% of the total value of your contract (computed as of the beginning of the contract year) without the assessment of any withdrawal charge. We refer to this amount as the "free withdrawal amount." However, if the amount you withdraw or surrender totals more than the free withdrawal amount during the contract year, we will assess a withdrawal charge on any amount of the excess that we attribute to premium payments you made within seven years of the date of the withdrawal or surrender.

     The withdrawal charge percentage depends upon the number of years that have elapsed from the date you paid the premium to the date of its withdrawal, as follows:


         -------------------------------------------------------------------
          YEARS FROM DATE OF PREMIUM PAYMENT TO
            DATE OF SURRENDER OR WITHDRAWAL            WITHDRAWAL CHARGE*
         -------------------------------------------------------------------
          7 or more................................         0%
          6 but less than 7........................         2%
          5 but less than 6........................         3%
          4 but less than 5........................         4%
          3 but less than 4........................         5%
          2 but less than 3........................         5%
          less than 2..............................         6%
         -------------------------------------------------------------------

     * AS A PERCENTAGE OF THE AMOUNT OF SUCH PREMIUM THAT WE CONSIDER TO HAVE BEEN WITHDRAWN (INCLUDING THE WITHDRAWAL CHARGE), AS EXPLAINED IN THE TEXT IMMEDIATELY BELOW.

     Solely for purposes of determining the amount of the withdrawal charge, we assume that each withdrawal (together with any associated withdrawal charge) is a withdrawal first from the earliest premium payment, and then from the next earliest premium payment, and so forth until all payments have been exhausted. Once a premium payment has been considered to have been "withdrawn" under these procedures, that premium payment will not enter into any future withdrawal charge calculations. For this purpose, we also consider any amounts that we deduct for the annual contract charge to have been withdrawals of premium payments (which means that no withdrawal charge will ever be paid on those amounts).

     The amount of any withdrawal that exceeds any remaining premium payments that have not already been considered as withdrawn will not be subject to any withdrawal charge. This means that no withdrawal charge will apply to any favorable investment experience that you have earned.

     Here's how we deduct the withdrawal charge: We deduct the withdrawal charge
     ------------------------------------------
proportionally from each variable investment option and each guarantee period being reduced by the surrender or withdrawal. For example, if 60% of the withdrawal amount comes from the V.A. Growth option and 40% from the V.A. Money Market option, then we will deduct 60% of the withdrawal charge from the V.A. Growth option and 40% from the V.A. Money Market option. If any such option has insufficient remaining value to cover the charge, we will deduct any shortfall from all of your other investment options, pro-rata based on the value in each. If your contract as a whole has insufficient surrender value to pay the entire charge, we will pay you no more than the surrender value.

     You will find examples of how we compute the withdrawal charge in Appendix B to this prospectus.

     When withdrawal charges don't apply:  We don't assess a withdrawal charge
     -----------------------------------
in the following situations:

       . on amounts applied to an annuity option at the contract's date of maturity or to pay a death benefit;

       . on certain withdrawals if you have elected the nursing home rider that waives the withdrawal charge; and

       . on amounts withdrawn to satisfy the minimum distribution requirements for tax qualified plans. (Amounts above the minimum distribution requirements are subject to any applicable withdrawal charge, however.)

     How an MVA affects the withdrawal charge:  If you make a withdrawal from a
     ----------------------------------------
guarantee period at a time when the related MVA results in an upward adjustment in your remaining value, we will calculate the withdrawal charge as if you had withdrawn that much less. Similarly, if the MVA results in a downward adjustment, we will compute any withdrawal charge as if you had withdrawn that much more.

OTHER CHARGES

     We offer, subject to state availability, three optional benefit riders. We charge a separate monthly charge for each rider selected. At the beginning of each month, we charge an amount equal to 1/12/th/ of the following annual percentages:

    ----------------------------------------------------------------------
     Stepped up death benefit      0.15% of total value of your contract
    ----------------------------------------------------------------------
     Accidental death benefit      0.10% of total value of your contract
    ----------------------------------------------------------------------
     Nursing home waiver           0.05% of premiums made within the past
                                   seven years and not yet deemed
                                   withdrawn for withdrawal charge
                                   purposes
    ----------------------------------------------------------------------

     We deduct the charge proportionally from each of your investment options, based on your value in each.

HOW CAN I WITHDRAW MONEY FROM MY CONTRACT?

SURRENDERS AND PARTIAL WITHDRAWALS

     Prior to your contract's date of maturity, if the annuitant is living, you may:

       . surrender your contract for a cash payment of its "surrender value," or

       .  make a partial withdrawal of the surrender value.

     The "surrender value" of a contract is the total value of a contract, after any market value adjustment, MINUS the annual contract fee and any applicable premium tax and withdrawal charges. We will determine the amount surrendered or withdrawn as of the date we receive your request at the John Hancock Servicing Office.

     Certain surrenders and withdrawals may result in taxable income to you or other tax consequences as described under "Tax information," beginning on page __. Among other things, if you make a full surrender or partial withdrawal from your contract before you reach age 59 1/2, an additional federal penalty of 10% generally applies to any portion taxable of the withdrawal taxable.

     We will deduct any partial withdrawal proportionally from each of your investment options based on the value in each, unless you direct otherwise.

     Without our prior approval, you may not make a partial withdrawal

       .  for an amount less than $100, or

       . if the remaining total value of your contract would be less than $1,000.

If your "free withdrawal value" at any time is less than $100, you must withdraw that amount in full, in a single sum, before you make any other partial withdrawals. We reserve the right to terminate your contract if the value of your contract becomes zero.

     You generally may not make any surrenders or partial withdrawals once we begin making payments under an annuity option.

NURSING HOME WAIVER OF WITHDRAWAL CHARGE

     If your state permits, you may purchase an optional nursing home waiver of withdrawal charge rider when you apply for a contract. Under this rider, we will waive withdrawal charge on any withdrawals, provided all the following conditions apply:

       . you become confined to a nursing home beginning at least 90 days after we issue your contract.

       . you remain in the nursing home for at least 90 consecutive days and receive skilled nursing care.

       . we receive your request for a withdrawal and adequate proof of confinement no later than 90 days after discharge from the facility.

       .  your confinement is prescribed by a doctor and medically necessary.

You may not purchase this rider if (1) you are older than 75 years at application or (2) if you were confined to a nursing home within the past two years.

     For a more complete description of the terms and conditions of this benefit, you should refer directly to the rider. We will provide you with a copy on request.

SYSTEMATIC WITHDRAWAL PLAN

     Our optional systematic withdrawal plan enables you to preauthorize periodic withdrawals. If you elect this plan, we will withdraw a percentage or dollar amount from your contract on a monthly, quarterly, semiannual, or annual basis, based upon your instructions. We will deduct the requested amount from each applicable investment option in the ratio that the value of each bears to the total value of your contract. Each systematic withdrawal is subject to any withdrawal charge or market value adjustment that would apply to an otherwise comparable non-systematic withdrawal. See "How will the value of my contract change over time?" beginning on page __, and "What fees and charges will be deducted from my contract?" beginning on page __. The same tax consequences also generally will apply.

     The following conditions apply to systematic withdrawal plans:

       . you may elect the plan only if the total value of your contract equals $15,000 or more.

       .  the amount of each systematic withdrawal must equal at least $100.

       . if the amount of each withdrawal drops below $100 or the total value of your contract becomes less that $5,000, we will suspend the plan and notify you.

       .  you may cancel the plan at any time.

       . we reserve the right to modify the terms or conditions of the plan at any time without prior notice.

DOLLAR COST AVERAGING PROGRAM

     You may elect, at no cost, to automatically transfer assets from any variable investment option to one or more other variable investment options on a monthly, quarterly, semiannual, or annual basis. The following conditions apply to the dollar cost averaging program:

       . you may elect the program only if the total value of your contract equals $15,000 or more.

       .  the amount of each transfer must equal at least $250.

       . you may change your dollar cost averaging instructions at any time in writing or, if you have authorized telephone transfers, by telephone.

       .  you may discontinue the program at any time.

       . the program automatically terminates when the variable investment option from which we are taking the transfers has been exhausted.

       .  automatic transfers to or from guarantee periods are not permitted.

       .  we reserve the right to terminate the program at any time.

WHAT HAPPENS IF THE ANNUITANT DIES BEFORE MY CONTRACT'S DATE OF MATURITY?

STANDARD DEATH BENEFIT

     If the annuitant dies before your contract's date of maturity, we will pay a standard death benefit, unless you have elected an enhanced death benefit rider. The standard death benefit is the greater of:

       . the total value of your contract, adjusted by any then-applicable market value adjustment, or

       . the total amount of premium payments made, minus any partial withdrawals and related withdrawal charges.

We calculate the death benefit value as of the day we receive, at the John Hancock Servicing Office:

       .  proof of the annuitant's death, and

       .  any required instructions as to method of settlement.

     Unless you have elected an optional method of settlement, we will pay the death benefit in a single sum to the beneficiary you chose prior to the annuitant's death. If you have not elected an optional method of settlement, the beneficiary may do so. However, if the death benefit is less than $5,000, we will pay it in a lump sum, regardless of any election. You can find more information about optional methods of settlement under "Annuity options," beginning on page __.

ENHANCED DEATH BENEFIT RIDERS

     "Stepped-up" death benefit rider:  If you are under age 80 when you apply
      --------------------------------
for your contract, you may elect to enhance the standard death benefit by purchasing a stepped-up death benefit rider. Under this rider, if the annuitant dies before the contract's date of maturity, we will pay the beneficiary the greater of:

       .  the standard death benefit (described above) or

       . the highest total value of your contract (adjusted by any market value adjustment) as of any anniversary of your contract to date, PLUS any premium payments you have made since that anniversary, MINUS any withdrawals you have taken (and any related withdrawal charges) you have since that anniversary.

For these purposes, however, we count only those contract anniversaries that occur BEFORE (1) we receive proof of death and any required settlement instructions and (2) the anniversary of the contract nearest the annuitant's 81st birthday.

     You may elect this rider ONLY when you apply for the contract. As long as the rider is in effect, you will pay a monthly charge for this benefit. For a description of this charge, refer to page __ under "What fees and charges will I pay for my contract?" For a more complete description of the terms and conditions of this benefit, you should refer directly to the rider. We will provide you with a copy on request.

     Accidental death benefit rider:  If you are under age 80 when you apply for
     ------------------------------
your contract, you may elect to purchase an accidental death benefit rider. In addition to any other death benefit, this rider provides a benefit upon the accidental death of the annuitant prior to the earlier of:

       .  the contract's date of maturity, and

       .  the annuitant's 80/th/ birthday.

     Under this rider, the beneficiary will receive an amount equal to the total value of the contract as of the date of the accident, up to a maximum of $200,000. We will pay the benefit after we receive, at the John Hancock Servicing Office:

       .  proof of the annuitant's death, and

       .  any required instructions as to method of settlement.

     You may elect this rider ONLY when you apply for the contract. As long as the rider is in effect, you will pay a monthly charge for this benefit. For a description of this charge, refer to page __ under "What fees and charges will I pay for my contract?" For a complete description of the terms and conditions of this benefit, you should refer directly to the rider. We will provide you with a copy upon request. Not all states allow this benefit.

CAN I RETURN MY CONTRACT?

     In most cases, you may return your contract for any reason within 10 days after you receive it. If you do, we will pay you the total value of your contract, adjusted by any then-applicable market value adjustments and increased by any charges for premium taxes that we have deducted. However, there are some exceptions to this general rule:

       . if you return a contract issued in Hawaii, Idaho, Missouri, Nebraska, North Carolina, Oklahoma, Oregon, South Carolina, Washington, West Virginia, or Utah, you will receive the gross premiums you paid.

       . if you return a contract that is an individual retirement annuity ("IRA"), you will receive the gross premiums you paid.

       . if your contract was issued in California after your 60/th/ birthday, you may return the contract within 30 days and receive the gross premiums you paid.

                            ADDITIONAL INFORMATION

     This section of the prospectus provides additional information that is not contained in the Basic Information section on pages __ through ___.

     CONTENTS OF THIS SECTION                                                        PAGES TO SEE
     Description of John Hancock....................................................
     Who should purchase a contract.................................................
     How we support the variable investment options.................................
     How we support the guarantee periods...........................................
     How the guarantee periods work.................................................
     The accumulation period........................................................
     Payment of death benefits......................................................
     The annuity period.............................................................
     Variable investment option valuation procedures................................
     Distribution requirements following death of owner.............................
     Miscellaneous provisions.......................................................
     Tax information................................................................
     Performance information........................................................
     Reports........................................................................
     Voting privileges..............................................................
     Certain changes................................................................
     Distribution of contracts......................................................
     Impact of the year 2000 issue..................................................
     Registration statement.........................................................
     Experts and financial statements...............................................
     Appendix A - Details About Our Guarantee Periods...............................
     Appendix B - Examples of Withdrawal Charge Calculation.........................

DESCRIPTION OF JOHN HANCOCK

     We are John Hancock, a mutual life insurance company organized, in 1862, under the laws of the Commonwealth of Massachusetts. Our home office is located at 200 Clarendon Street, Boston, Massachusetts 02117. We have authority to transact business in all 50 states. As of December 31, 1998, we had more that $59 billion of assets.

WHO SHOULD PURCHASE A CONTRACT?

     We designed these contracts for individuals doing their own retirement planning, including purchases under plans and trusts that do not qualify for special tax treatment under the Internal Revenue Code of 1986 (the "Code"). We also designed the contracts for purchase under:

       . pension and profit-sharing plans qualified under Section 401(c) of the Code, known as H.R. 10 Plans;

       . pension or profit-sharing plans qualified under sections 401(a) or 403(a) of the Code, known as "corporate plans";

       .  plans qualified under Section 401(k) of the Code;

       . annuity purchase plans adopted under Section 403(b) of the Code by public school systems and certain other tax-exempt organizations; and

       . individual retirement annuity ("IRA") plans satisfying the requirements of Section 408 of the Code.

     When a contract forms part of a tax-qualified plan it becomes subject to special tax law requirements, as well as the terms of the plan documents themselves, if any. Also, in some cases, certain requirements under "ERISA" (the Employee Retirement Income Security Act of 1974) may apply. Requirements from any of these sources may, in effect, take precedence over (and in that sense modify) the rights and privileges that an owner otherwise would have under a contract. Some such requirements may also apply to certain retirement plans that are not tax-qualified.

     We may include certain requirements from the above sources in endorsements or riders to the affected contracts. In other cases, we do not. In no event, however, do we undertake to assure a contract's compliance with all plan, tax law, and ERISA requirements applicable to a tax-qualified or non tax-qualified retirement plan. Therefore, if you use or plan to use a contract in connection with such a plan, you must consult with competent legal and tax advisers to ensure that you know of (and comply with) all such requirements that apply in your circumstances.

     To accommodate "employer-related" plans, we provide "unisex" purchase rates. That means the annuity purchase rates are the same for males and females. Any questions you have as to whether you are participating in an "employer-related" plan should be directed to your employer. Any question you or your employer have about unisex rates may be directed to the John Hancock Servicing Office.

HOW WE SUPPORT THE VARIABLE INVESTMENT OPTIONS

     We hold the Trust shares that support our variable investment options in John Hancock Variable Annuity Account H (the "Account"), a separate account established by John Hancock under Massachusetts law. The Account is registered as a unit investment trust under the Investment Company Act of 1940 ("1940 Act").

     The Account's assets, including the Trust's shares, belong to John Hancock. Each contract provides that amounts we hold in the Account pursuant to the policies cannot be reached by any other persons who may have claims against us.

     All of John Hancock's general assets also support John Hancock's obligations under the contracts, as well as all of its other obligations and liabilities. These general assets consist of all John Hancock's assets that are not held in the Account (or in another separate account) under variable annuity or variable life insurance contracts that give their owners a preferred claim on those assets.

HOW WE SUPPORT THE GUARANTEE PERIODS

     All of John Hancock's general assets (discussed above) support its obligations under the guarantee periods (as well as all of its other obligations and liabilities). To hold the assets that support primarily the guarantee periods, we have established a "nonunitized" separate account. With a nonunitized separate account, you have no interest in or preferential claim on any of the assets held in the account. The investments we purchase with amounts you allocated to the guarantee periods belong to us; any favorable investment performance on the assets allocated to the guarantee periods belongs to us. Instead, you earn interest at the guaranteed interest rate you selected, provided that you don't surrender, transfer, or withdraw your assets prior to the end of your selected guarantee period.

HOW THE GUARANTEE PERIODS WORK

     Amounts you allocate to the guarantee periods earn interest at a guaranteed rate commencing with the date of allocation. At the expiration of the guarantee period, we will automatically transfer its accumulated value to the Money Market option under your contract, unless you elect to:

       .  withdraw all or a portion of any such amount from the contract,

       . allocate all or a portion of such amount to a new guarantee period or periods of the same or different duration as the expiring guarantee period, or

       . allocate all or a portion of such amount to one or more of the variable investment options.

     You must notify us of any such election, by mailing a request to us to the John Hancock Servicing Office at least 30 days prior to the end of the expiring guarantee period. We will notify you of the end of the guarantee period at least 30 days prior its expiration. The first day of the new guarantee period or other reallocation will begin the day after the end of the expiring guarantee period.

     We currently make available guarantee periods with durations up to ten years. You may not select a guarantee period if it extends beyond your contract's date of maturity. We reserve the right to add or delete guarantee periods from those that are available at any time for new allocations.

GUARANTEED INTEREST RATES

     Each guarantee period has its own guaranteed rate. We may, at our discretion, change the guaranteed rate for future guarantee periods. These changes will not affect the guaranteed rates being paid on guarantee periods that have already commenced. Each time you allocate or transfer money to a guarantee period, a new guarantee period, with a new interest rate, begins to run with respect to that amount. The amount allocated or transferred earns a guaranteed rate that will continue unchanged until the end of that period. We will not make available any guarantee period offering a guaranteed rate below 3%.

--------------------------------------------------------------------------------
We make the final determination of guaranteed rates to be declared. We cannot predict or assure the level of any future guaranteed rates.
-------------------------------------------------------------------------------

     You may obtain information concerning the guaranteed rates applicable to the various guarantee periods, and the durations of the guarantee periods offered at any time by calling the John Hancock Servicing Office at the telephone number on page 1.

CALCULATION OF MARKET VALUE ADJUSTMENT ("MVA")

     If you withdraw, surrender, transfer, or otherwise remove money from a guarantee period prior to its expiration date, we will apply a market value adjustment. A market value adjustment also generally applies to:

       .  death benefits pursuant to your contract,

       .  amounts you apply to an annuity option, and

       .  amounts paid in a single sum in lieu of an annuity.

     The market value adjustment increases or decreases your remaining value in the guarantee period. If the value in that guarantee period is insufficient to pay any negative MVA, we will deduct any excess from the value in your other investment options pro-rata based on the value in each. If there is insufficient value your other investment options, we will in no event pay out more than the surrender value of the contract. Here is how the MVA works:

-------------------------------------------------------------------------------
We compare

       . the guaranteed rate of the guarantee period from which the assets are being taken WITH

       . the guaranteed rate we are currently offering for guarantee periods of the same duration as remains on guarantee period from which the assets are being taken.

If the first rate exceeds the second by more than 1/2 %, the market value adjustment produces an increase in your contract's value.

If the first rate does not exceed the second by at least 1/2 %, the market value adjustment produces a decrease in your contract's value.
-------------------------------------------------------------------------------

     For this purpose, we consider that the amount withdrawn from the guarantee period includes the amount of any negative MVA and is reduced by the amount of any positive MVA.

     The mathematical formula and sample calculations for the market value adjustment appear in Appendix A.

LIMITATION ON MARKET VALUE ADJUSTMENTS

     In no event will the market value adjustment (positive or negative) exceed the amount of any excess interest earned during the guarantee period up to the date of computation. "EXCESS INTEREST" means the dollar amount of interest earned to date on the amount being withdrawn in excess of what would have been earned if the effective annual interest rate had been 3%. Appendix B further explains this limitation.

-------------------------------------------------------------------------------
Because of exemptive and exclusionary provisions, interests in the guarantee periods have not been registered under the Securities Act of 1933, and our non-unitized separate account has not been registered as an investment company under the Investment Company Act of 1940. Accordingly, neither the general account nor any of its assets are subject to the provision of these acts. We have been advised that the SEC staff has not reviewed the disclosure in this prospectus relating to the guarantee periods. Disclosure regarding the guarantee periods may, however, be subject to certain generally-applicable provisions of the Federal securities laws relating to accuracy and completeness of statements made in prospectuses.
-------------------------------------------------------------------------------

THE ACCUMULATION PERIOD

YOUR VALUE IN OUR VARIABLE INVESTMENT OPTIONS

     Each premium payment or transfer that you allocate to a variable investment option purchases "accumulation units" of that variable investment option. Similarly, each withdrawal or transfer that you take from a variable investment option (as well as certain charges that may be allocated to that option) result in a cancellation of such accumulation units.

VALUATION OF ACCUMULATION UNITS

     To determine the number of accumulation units that a specific transaction will purchase or cancel, we use the following formula:

                    ---------------------------------------
                         dollar amount of transaction
                    ---------------------------------------
                                  divided by

--------------------------------------------------------------------------------
value of one accumulation unit for the applicable variable investment option at the time of such transaction
-------------------------------------------------------------------------------

     The value of each accumulation unit will change daily depending upon the investment performance of the Fund that corresponds to that variable investment option and certain charges we deduct from such investment option. (See below under "Variable investment option valuation procedures.")

     Therefore, at any time prior to the date of maturity, the total value of your contract in a variable investment option can be computed according to the following formula:

-------------------------------------------------------------------------------
number of accumulation units in the variable investment options
-------------------------------------------------------------------------------

                                     times

-------------------------------------------------------------------------------
value of one accumulation unit for the applicable variable investment option that time
-------------------------------------------------------------------------------

YOUR VALUE IN THE GUARANTEE PERIODS

     On any date, the total value of your contract in a guarantee period equals:

       . the amount of premium payments or transferred amounts allocated to the guarantee period, MINUS

       . the amount of any withdrawals or transfers paid out of the guarantee period, MINUS

       . the amount of any negative market value adjustments resulting from such withdrawals or transfers, PLUS

       . the amount of any positive market value adjustments resulting from such withdrawals and transfers, MINUS

       . the amount of any charges and fees deducted from that guarantee period, PLUS

       . interest compounded daily on any amounts in the guarantee period from time to time at the effective annual rate of interest we have declared for that guarantee period.

THE ANNUITY PERIOD

DATE OF MATURITY

     Your contract specifies the date of maturity, when payments from one of our annuity options are scheduled to begin. You initially choose a date of maturity when you complete your application for a contract. Unless we otherwise permit, the date of maturity must be

       . at least 6 months after the date the first premium payment is applied to your contract and

       .  no later than the maximum age specified in your contract (normally age
          95).

     Subject always to these requirements, you may subsequently select an earlier date of maturity. The John Hancock Servicing Office must receive your new selection at least 31 days prior to the new date of maturity, however. Also, if you are selecting or changing your date of maturity for a contract issued under a tax qualified plan, special limits apply. (See "Contracts purchased for a tax-qualified plan," beginning on page __.)

CHOOSING FIXED OR VARIABLE ANNUITY PAYMENTS

     During the annuity period, the total value of your contract must be allocated to no more than four investment options. During the annuity period, we do not offer the guarantee periods. Instead we offer annuity payments on a fixed (as well as a variable) basis as one investment option.

     We will generally apply (1) amounts allocated to the guarantee periods as of the date of maturity to provide annuity payments on a fixed basis and (2) amounts allocated to variable investment options to provide annuity payments on a variable basis. If you are using more than four investment options on the date of maturity, we will divide your contract's value among the four investment options with the largest values (directing all guarantee periods as a single option), pro-rata based on the amount of the total value of your contract that you have in each.

     We will make a market value adjustment to any remaining guarantee period amounts on the date of maturity, before we apply such amounts to an annuity payment option.

     Once annuity payments commence, you may not make transfers from fixed to variable or from variable to fixed.

SELECTING AN ANNUITY OPTION

     Each contract provides, at the time of its issuance, for annuity payments to commence on the date of maturity pursuant to Option A: "life annuity with 10 years guaranteed" (discussed under "Annuity options" on page __ below).

     Prior to the date of maturity, you may select a different annuity option. However, if the total value of your contract on the date of maturity is not at least $5,000, Option A: "life annuity with 10 years guaranteed" will apply, regardless of any other election that you have made. You may not change the form of annuity option once payments commence.

     If the initial monthly payment under an annuity option would be less than $50, we may make a single sum payment equal to the total surrender value of your contract on the date the initial payment would be payable. Such single payment would replace all other benefits.

     Subject to that $50 minimum, limitation, your beneficiary may elect an annuity option if

       .  you have not made an election prior to the annuitant's death;

       . the beneficiary is entitled to payment of a death benefit of at least $5,000 in a single sum; and

       . the beneficiary notifies us of the election prior to the date the proceeds become payable.

VARIABLE MONTHLY ANNUITY PAYMENTS

     We determine the amount of the first variable monthly payment under any variable investment option by using the applicable annuity purchase rate for the annuity option under which the payment will be made. The contract sets forth these annuity purchase rates. In most cases they vary by the age and gender of the annuitant or other payee.

     The amount of each subsequent variable annuity payment under that variable investment option depends upon the investment performance of that variable investment option. Here's how it works:

       . we calculate the actual net investment return of the variable investment option (after deducting all charges) during the period between the dates for determining the current and immediately previous monthly payments.

       . if that actual net investment return exceeds the "assumed investment rate" (explained below), the current monthly payment will be larger than the previous one.

       . if the actual net investment return is less than the assumed investment rate, the current monthly payment will be smaller than the previous one.

ASSUMED INVESTMENT RATE
-----------------------

     The assumed investment rate for any variable portion of your annuity payments will be 3 1/2 % per year, except as follows.

     You may elect an assumed investment rate of 5% or 6%, provided such a rate is available in your state. If you elect a higher assumed investment rate, your initial variable annuity payment will also be higher. Eventually, however, the monthly variable annuity payments may be smaller than if you had elected a lower assumed investment rate.

FIXED MONTHLY ANNUITY PAYMENTS

     The dollar amount of each fixed monthly annuity payment is specified during the entire period of annuity payments, according to the provisions of the annuity option selected. To determine such dollar amount we first, in accordance with the procedures described above, calculate the amount to be applied to the fixed annuity option as of the date of maturity. We then subtract any applicable premium tax charge and divide the difference by $1,000. We then multiply the result by the greater of

       . the applicable fixed annuity purchase rate shown in the appropriate table in the contract; or

       . the rate we currently offer at the time of annuitization. (This current rate may be based on the sex of the annuitant, unless prohibited by law.)

ANNUITY OPTIONS

     Here are some of the annuity options that are available, subject to the terms and conditions described above. We reserve the right to make available optional methods of payment in addition to those annuity options listed here and in your contract.

     OPTION A: LIFE ANNUITY WITH PAYMENTS FOR A GUARANTEED PERIOD - We will make monthly payments for a guaranteed period of 5, 10, or 20 years, as selected by you or your beneficiary, and after such period for as long as the payee lives. If the payee dies prior to the end of such guaranteed period, we will continue payments for the remainder of the guarantee period to a contingent payee, subject to the terms of any supplemental agreement issued.

     Federal income tax requirements currently applicable to contracts used with H.R. 10 plans and individual retirement annuities provide that the period of years guaranteed under Option A cannot be any greater than the joint life expectancies of the payee and his or her designated beneficiary.

     OPTION B: LIFE ANNUITY WITHOUT FURTHER PAYMENT ON DEATH OF PAYEE - We will make monthly payments to the payee as long as he or she lives. We guarantee no minimum number of payments.

     OPTION C: JOINT AND LAST SURVIVOR - We will provide payments monthly, quarterly, semiannually, or annually, for the payee's life and the life of the payee's spouse/joint payee. Upon the death of one payee, we will continue payments to the surviving payee. All payments stop at the death of the surviving payee.

     OPTION D: JOINT AND 1/2 SURVIVOR; OR JOINT AND 2/3 SURVIVOR - We will provide payments monthly, quarterly, semiannually, and annually for the payee's life and the life of the payee's spouse/joint payee. Upon the death of one payee, we will continue payments (reduced to 1/2 or 2/3 the full payment amount) to the surviving payee. All payments stop at the death of the surviving payee.

     OPTION E: LIFE INCOME WITH CASH REFUND - We will provide payments monthly, quarterly, semiannually, or annually for the payee's life. Upon your death, we will provide a contingent payee with a lump-sum payment, if the total payments to the payee were less than the accumulated value at the time of annuitization. The lump-sum payment, if any, will be for the balance.

     OPTION F: INCOME FOR A FIXED PERIOD - We will provide payments monthly, quarterly, semiannually, or annually for a pre-determined period of time to a maximum of 30 years. If the payee dies before the end of the fixed period, payments will continue to a contingent payee until the end of the period.

     OPTION G: INCOME OF A SPECIFIC AMOUNT - We will provide payments for a specific amount. Payments will stop only when the amount applied and earnings have been completely paid out. If the payee dies before receiving all the payments, we will continue payments to a contingent payee until the end of the contract.

     With Options A, B, C, and D, we offer both fixed and/or variable annuity payments. With Options E, F, and G, we offer only fixed annuity payments. Payments under Options F and G must continue for 10 years, unless your contract has been in force for 5 years or more.

     If the payee is more than 85 years old on the date of maturity, the following two options are not available:

       .  the Option A:  "life annuity with 5 years guaranteed" and

       . Option B: "life annuity without further payment on the death of payee."

VARIABLE INVESTMENT OPTION VALUATION PROCEDURES

     We compute the net investment return and accumulation unit values for each variable investment option as of the end of each business day. A business day is any date on which the New York Stock Exchange is open for regular trading. Each business day ends at the close of regular trading for the day on that exchange. Usually this is 4:00 p.m., Eastern time. On any date other than a business day, the accumulation unit value or annuity unit value will be the same as that the close of the next following business day.

DISTRIBUTION REQUIREMENTS FOLLOWING DEATH OF OWNER

     If you did not purchase your contract under a tax qualified plan (as that term is used below), the Code requires that the following distribution provisions apply if you die. We summarize these provisions in the box below. In most cases, these provisions do not cause our problem if you are also the annuitant under your policy. If you have designated someone other than yourself as the annuitant, however, your heirs will have less discretion than you would have had in determining when and how the contract's value would be paid out.

--------------------------------------------------------------------------------
IF YOU DIE BEFORE ANNUITY PAYMENTS HAVE BEGUN:

       . if the contract's designated beneficiary is your surviving spouse, your spouse may continue the contract in force as the owner.

       . if the beneficiary is not your surviving spouse OR if the beneficiary is your surviving spouse but chooses not to continue the contract, the entire interest (as discussed below) in the contract on the date of your death must be:

       (1)  paid out in full within five years of your death or

       (2) applied in full towards the purchase of a life annuity on the beneficiary with payments commencing within one year of your death

     If you are the annuitant, as well as the owner, the entire interest in the contract on the date of your death equals the death benefit that then becomes payable. If you are the owner but not the annuitant, the entire interest equals

       . the surrender value if paid out in full within five years of your death, or

       . the total value of your contract applied in full towards the purchase of a life annuity on the beneficiary with payments commencing within one year of your death.

IF YOU DIE ON OR AFTER ANNUITY PAYMENTS HAVE BEGUN

       . any remaining amount that we owe must be paid out at least as rapidly as under the method of making annuity payments that is then in use.
--------------------------------------------------------------------------------

     Notice of the death of an owner or annuitant should be furnished promptly to the John Hancock Servicing Office.

     The Code imposes very similar distribution requirements on contracts used to fund tax qualified plans. We provide the required provisions for tax qualified plans in separate disclosures and endorsements.

MISCELLANEOUS PROVISIONS

ASSIGNMENT; CHANGE OF OWNER OR BENEFICIARY

     To qualify for favorable tax treatment, certain contracts can't be sold; assigned; discounted; or pledged as collateral for a loan, as security for the performance of an obligation, or for any other purpose, unless the owner is a trustee under section 401(a) of the Internal Revenue Code.

     Subject to these limits, while the annuitant is alive, you may designate someone else as the owner by written notice to the John Hancock Servicing Office. The contract designates the person you choose as beneficiary. You may change the beneficiary by written notice no later than receipt of due proof of the death of the annuitant. Changes of owner or beneficiary will take effect whether or not you or the annuitant is then alive. However, these changes are subject to:

       .    the rights of any assignees of record,

       .    the any action taken prior to receipt of the notice, and

       .    certain other conditions.

     An assignment, pledge, or other transfer may be a taxable event. See "Tax information" below. Therefore, you should consult a competent tax adviser before taking any such action.

TAX INFORMATION

OUR INCOME TAXES

     We are taxed as a life insurance company under the Internal Revenue Code (the "Code"). The Account is taxed as part of our operations and is not taxed separately.

     The contracts permit us to deduct a charge for any taxes we incur that are attributable to the operation or existence of the contracts or the Account. Currently, we do not anticipate making a charge. If the level of the current taxes increases, however, or is expected to increase in the future, we reserve the right to make a charge in the future.

CONTRACTS NOT PURCHASED TO FUND A TAX QUALIFIED PLAN

       UNDISTRIBUTED GAINS
       -------------------

     We believe the contracts will be considered annuity contracts under Section 72 of the Code. This means that, ordinarily, you pay no federal income tax on any gains in your contract until we actually distribute assets to you.

     However, a contract owned other than by a natural person does not generally qualify as an annuity for tax purposes. Any increase in value therefore would constitute ordinary taxable income to such an owner in the year earned.

       ANNUITY PAYMENTS
       ----------------

     When we make payments under a contract in the form of an annuity, each payment will result in taxable ordinary income to the payee, to the extent that each such payment exceeds an allocable portion of your "investment in the contract" (as defined in the Code). In general, your "investment in the contract" equals the aggregate amount of premium payments you have made over the life of the contract, reduced by any amounts previously distributed from the contract that were not subject to tax.

     The Code prescribes the allocable portion of each such annuity payment to be excluded from income according to one formula if the payments are variable and a somewhat different formula if the payments are fixed. In each case, speaking generally, the formula seeks to allocate an appropriate amount of the investment in the contract to each payment. After the entire "investment in the contract" has been distributed, any remaining payment is fully taxable.

       SURRENDERS AND WITHDRAWALS BEFORE DATE OF MATURITY
       --------------------------------------------------

     When we make a single sum payment from a contract, you have ordinary taxable income, to the extent the payment exceeds your "investment in the contract" (discussed above). Such a single sum payment can occur, for example, if you surrender your contract or if no annuity payment option is selected for a death benefit payment.

     When you take a partial withdrawal from a contract, including a payment under a systematic withdrawal plan, all or part of the payment may constitute taxable ordinary income to you. The taxable portion generally equals the amount, if any, by which the payment exceeds your then investment in the contract. If you assign or pledge any part your contract's value, the value so pledged or assigned is taxed the same way as if it were a partial withdrawal.

     For purposes of determining the amount of taxable income resulting from a single sum payment or a partial withdrawal, all annuity contracts issued by John Hancock or its affiliates to the owner within the same calendar year will be treated as if they were a single contract.

       PENALTY FOR PREMATURE WITHDRAWALS
       ---------------------------------

     The taxable portion of any withdrawal or single sum payment may also trigger an additional 10% penalty tax. The penalty tax does not apply to payments made to you after age 59 1/2, or on account of your death or disability. Nor will it apply to withdrawals in substantially equal periodic payments over the life of the payee (or over the joint lives of the payee and the payee's beneficiary).

DIVERSIFICATION REQUIREMENTS

     Each of the Funds of the Trust intends to qualify as a regulated investment company under Subchapter M of the Code and meet the investment diversification tests of Section 817(h) of the Code and the underlying regulations. Failure to do so could result in current taxation to you on gains in your contract for the year in which such failure occurred and thereafter.

     The Treasury Department or the Internal Revenue Service may, at some future time, issue a ruling or regulation presenting situations in which it will deem contract owners to exercise "investor control" over the Fund shares that are attributable to their contracts. The Treasury Department has said informally that this could limit the number or frequency of transfers among variable investment options. This could cause you to be taxed as if you were the direct owner of your allocable portion of Fund shares. We reserve the right to amend the contracts or the choice of investment options to avoid, if possible, current taxation to the owners.

CONTRACTS PURCHASED FOR A TAX QUALIFIED PLAN

     We have no responsibility for determining whether a particular retirement plan satisfies the applicable requirements of the Code or whether a particular employee is eligible for inclusion under a plan.

       CONTRACTS PURCHASED AS INDIVIDUAL RETIREMENT ANNUITIES (IRAS)
       -------------------------------------------------------------

     An individual retirement annuity (as defined in Section 408 of the Code) generally permits an eligible purchaser to take a federal income tax deduction of up to $2,000 per year for contributions to the IRA. (You can never, however, deduct more than 100% of your compensation includable in your gross income for the year.) You may also purchase an IRA contract for the benefit of your spouse (regardless of whether your spouse has a paying job). You can generally deduct up to $2,000 for each of you and your spouse (or, if less, your combined compensation).

     If you or your spouse is an active participant in an employer-sponsored retirement plan, you may make deductible premium payment only if your adjusted gross incomes do not exceed certain amounts. You can still contribute the full $2000 for each of you and your spouse, however, even though they are not deductible. Nor can you take a deduction for premium payments made in or after the taxable year in which you attain age 70 1/2 or for a "rollover contribution" as defined in the Code.

     If you have made any non-deductible contributions to an IRA contract, all or part of any withdrawal or surrender proceeds, single sum death benefit or any annuity payment, may be excluded from your taxable income when you receive the proceeds. In general, all other amounts paid out from an IRA contract (in the form of an annuity, a single sum, or partial withdrawal), are taxable to the payee as ordinary income. As in the case of a contract not purchased under a tax-qualified plan, you may incur additional adverse tax consequences, if you make a surrender or withdrawal before you reach age 59 1/2 (unless certain exceptions apply similar to those described above for such non-qualified contracts).

     The tax law requires that annuity payments under an IRA contract begin no later than April 1 of the year following the year in which the owner attains age 70 1/2.

       CONTRACTS PURCHASED UNDER CERTAIN NON-DEDUCTIBLE IRAS (ROTH IRAS)
       -----------------------------------------------------------------

     In general, you may make purchase payments of up to $2,000 each year for a new type of non-deductible IRA contract, known as a ROTH IRA. Any contributions made during the year for any other IRA you have will reduce the amount you otherwise could contribution to a ROTH IRA. Also, the $2000 maximum for a ROTH IRA phases out for single taxpayers with adjusted gross incomes between $95,000 and $110,000, for married taxpayers filing jointly with adjusted gross incomes between $150,000 and $160,000, and for a married taxpayer filing separately with adjusted gross income between $0 and $15,000.

     If you hold your ROTH IRA for at least five years the payee will not owe any federal income taxes or early withdrawal penalties on amounts paid out from the contract

       .    after you reach age 59 1/2,

       .    on your death or disability, or

       . to one of the following qualified first-time home purchasers, subject to a $10,000 lifetime maximum: you or your spouse, child, grandchild, or ancestor.

     The Code treats payments you receive from a ROTH IRA that do not qualify for the above tax free treatment as a return of the contributions you made first. However, any amount of such non-qualifying payments or distributions that exceed the amount of your contributions is taxable to you as ordinary income and possibly subject to the 10% penalty tax.

     You may make a tax-free rollover contribution from a non-ROTH IRA, unless

       .    you have adjusted gross income over $100,000 or

       .    you are a married taxpayer filing a separate return.

The $2,000 ROTH IRA contribution limit does not apply to tax-free rollover contributions.

     You must, however, pay tax on any portion of the non-ROTH IRA being rolled over that represents income on a previously deductible IRA contribution. No similar limitations apply to rollovers from one ROTH IRA to another ROTH IRA.

       CONTRACTS PURCHASED UNDER SECTION 403(B) PLANS (TSA)
       ----------------------------------------------------

     Under these tax-sheltered annuity ("TSA") arrangements, public school systems and certain tax-exempt organizations can make premium payments into a contracts owned by their employees that are not taxable currently to the employee.

     The amount of such non-taxable contributions each year

       . is limited by a maximum (called the "exclusion allowance") that is computed in accordance with a formula prescribed under the Code;

       . may not, together with all other deferrals the employee elects under other tax-qualified plans, exceed $9,500; and

       . is subject to certain other limits (described in Section 415 of the Code).

     When we make annuity payments from the contract, such payments are taxed to the employee or other payee under the same rules that apply to such payments under corporate plans (discussed below), except that five-year averaging and capital gain phase-out are not available.

     When we make payments from a TSA contract on surrender of the contract, partial withdrawal, death of the annuitant, or commencement of an annuity option, the payee ordinarily must treat the entire payment as ordinary taxable income.

     Moreover, the Code prohibits distributions from a TSA contract before the employee reaches age 59
1/2, except

       .    on the employee's separation from service, death, or disability,

       . with respect to distributions of assets held under a TSA contract as of December 31, 1988,

       . transfers and exchanges to other products that qualify under Section 403(b).

CONTRACTS PURCHASED FOR "CORPORATE" PLANS

     In general, an employer may deduct from its taxable income premium payments it makes under

       . a qualified pension or profit-sharing plan described in Section 401(a) of the Code or

       .    a qualified annuity plan described in Section 403(a) of the Code.

Nor do the employees participating in the plan have to pay tax on such contributions when made.

     Annuity payments (or other payments, such as upon withdrawal, death or surrender) generally constitute taxable income to the payee; and the payee must pay income tax on the amount by which a payment exceeds its allocable share of the employee's "investment in the contract" (as defined in the Code), if any. In general, an employee's "investment in the contract" equals the aggregate amount of premium payments made by the employee.

     The non-taxable portion of each annuity payment is determined, under the Code, according to one formula if the payments are variable and a somewhat different formula if the payments are fixed. In each case, speaking generally, the formula seeks to allocate an appropriate amount of the investment in the contract to each payment.

     Certain special five-year income tax averaging provisions are available for total distributions made in 1999, but not after that. Other favorable procedures may also be available to taxpayers who had attained age 50 prior to January 1, 1986.

     IRS required minimum distributions to the employee must begin no later than April 1 of the year following the year in which the employee reaches age 70 1/2 or, if later, retires.

       CONTRACTS PURCHASED FOR H.R. 10 (SELF-EMPLOYED) PLANS
       -----------------------------------------------------

     Self-employed persons, including partnerships, purchase contracts for tax qualified pension and profit-sharing plans that they establish for themselves and for their employees. The Code limits the maximum amount of premium payments that the self-employed person may deduct for federal income tax purposes each year. With respect to variable annuity contracts issued on the life of self-employed persons under such plans, the maximum generally is the lesser of

       .    $30,000, or

       .    25% of "earned income" (as defined in the Code).

     Self-employed persons must also make premium payments for their employees (who have met certain eligibility requirements) at least at the same rate as they do for themselves.

     Tax qualified plans may permit self-employed persons and their employees to make additional premium payments themselves (which are not deductible) of up to 10% of earned income or compensation.

     When we make annuity payments under an H.R. 10 contract, the payee must pay federal income taxes under the same rules that apply to such payments under corporate plans (discussed above).

     The tax treatment of annuity payments is also the same as under corporate plans (discussed above); as, in most respects, is the tax treatment of single sum payments.

     The same rules discussed above that determine n for corporate plans (a) when annuity payments must commence and (b) the 10% penalty tax on certain early distributions also apply to H.R. 10 plans.

       CONTRACTS PURCHASED FOR "TOP-HEAVY" PLANS
       -----------------------------------------

     Certain corporate and H.R. 10 plans may fall within Section 416 of the Code's definition of "top-heavy plans." This can happen if the plan holds a significant amount of its assets for the benefit of "key employees" (as defined in the Code). You should consider whether your plan meets the definition. If so, you should take care to consider the special limitations applicable to top-heavy plans and the potentially adverse tax consequences to key employees.

       TAX-FREE ROLLOVERS
       ------------------

     The discussion above covers certain fully or partially tax-free "rollovers" from a regular IRA to a ROTH IRA. You may also make a tax-free rollover from

       .    a regular IRA to another regular IRA,

       .    any tax-qualified plan to a regular IRA,

       . any tax-qualified plan to another tax-qualified plan of the same type (i.e. TSA to TSA, corporate plan to corporate plan, etc.)

     We do not have to withhold tax if you roll over your entire distribution and you request us to pay it directly to the successor plan. Otherwise, 20% mandatory withholding will apply and reduce the amount you can roll over to the new plan, unless you add funds to the rollover from other sources. Consult a qualified tax adviser before taking such a distribution.

       SEE YOUR OWN TAX ADVISER
       ------------------------

     The above description of Federal income tax consequences to owners of and payees under contracts, and of the different kinds of tax qualified plans which may be funded by the contracts, is only a brief summary and is not intended as tax advice. The rules under the Code governing tax qualified plans are extremely complex and often difficult to understand. Anything less than full compliance with the applicable rules, all of which are subject to change from time to time, can have adverse tax consequences. The taxation of an Annuitant or other payee has become so complex and confusing that great care must be taken to avoid pitfalls. For further information you should consult a qualified tax adviser.

PERFORMANCE INFORMATION

     We may advertise total return information about investments made in the variable investment options. We refer to this information as "Account level" performance. In our Account level advertisements, we usually calculate total return for 1, 5, and 10 year periods or since the beginning of the applicable variable investment option. Total return at the Account level is the percentage change between

       . the value of a hypothetical investment in a variable investment option at the beginning of the relevant period, and

       .    the value at the end of such period.

       At Account level, total return reflects adjustments for

       .    the mortality and expense risk charges,

       .    the administrative charge,

       .    the annual contract fee, and

       . any withdrawal payable if the owner surrender his contract at the end of the relevant period.

Total return at the Account level does not, however, reflect any premium tax charges or any charges for optional benefit riders. Total return at the Account level will be lower than that at the Trust level where comparable charges are not deducted.

     We may also advertise total return in a non-standard format in conjunction with the standard format described above. The non-standard format except that it will not reflect any withdrawal charge.

     We may advertise "current yield" and "effective yield" for investments in the Money Market investment option. CURRENT YIELD refers to the income earned on your investment in the Money Market investment option over a 7-day period an then annualized. In other words, the income earned in the period is assumed to be earned every 7 days over a 52-week period and stated as a percentage of the investment.

     EFFECTIVE YIELD is calculated in a similar manner but, when annualized, the income earned by your investment is assumed to be reinvested and thus compounded over the 52-week period. Effective yield will be slightly higher than current yield because of this compounding effect of reinvestment.

     We also advertise current yield for investments in the other variable investment options. For investments in these options, we calculate current yield by the following formula:

     -----------------------------------------------------------------------
     the annualization of the income earned by a investment in the variable investment option during a recent 30-day period
     -----------------------------------------------------------------------

                                  divided by

     -----------------------------------------------------------------------
     the maximum offering price per unit of the variable investment option at the end of such 30-day period
     -----------------------------------------------------------------------

     In all cases, current yield and effective yield reflect all the recurring charges at the Account level, but will not reflect any premium tax, any withdrawal charge, or any charge for optional benefit riders.

REPORTS

     At least annually, we will send you (1) a report showing the number and value of the accumulation units in your contract and (2) the financial statements of the Trust.

VOTING PRIVILEGES

     At meetings of the Trust's shareholders, we will generally vote all the shares of each Fund that we hold in the Account in accordance with instructions we receive from the owners of contracts that participate in the corresponding variable investment option.

CERTAIN CHANGES

     We reserve the right, subject to applicable law, including any required shareholder approval,

       . to transfer assets that we determine to be your assets from the Account to another separate account or investment option by withdrawing the same percentage of each investment in the Account with proper adjustments to avoid odd lots and fractions,

       .  to add or delete variable investment options,

       .  to change the underlying investment vehicles,

       .  to operate the Account in any form permitted by law, and

       . to terminate the Account's registration under the 1940 Act, if such registration should no longer be legally required.

     Unless otherwise required under applicable laws and regulations, notice to or approval of owners will not be necessary for us to make such changes. DISTRIBUTION OF CONTRACTS

     Signator Investors, Inc., acts as principal distributor of the contracts sold through this prospectus. Signator is registered as a broker-dealer under the Securities Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc. Its address is John Hancock Place, Boston, Massachusetts 02117.

     You can purchase a contract through broker-dealers and certain financial institutions who have entered into selling agreements with Signator and John Hancock and whose representatives are authorized by applicable law to sell annuity products. We do not expect the compensation to such broker-dealers and financial institutions to exceed 7.0% of premium payments. We offer these contracts on a continuous basis, but neither John Hancock nor Signator is obligated to sell any particular amount of contracts. We reimburse Signator for direct and indirect expenses actually incurred in connection with the marketing and sale of these contracts. Signator is a subsidiary of John Hancock.

IMPACT OF THE YEAR 2000 ISSUE

     The advent of the year 2000 presents us with a technological challenge: making our systems function properly with respect to dates in the year 2000 and after. Responding to that challenge, we have developed a plan to modify or replace significant portions of our computer information and automated technologies. The plan involves coordination and testing with business partners in an effort to minimize the possibility that external factors will adversely impact our systems. We believe that, with modifications to existing systems and conversions to new technologies, the year 2000 will not pose significant operational problems for our computer systems. However, if certain modifications and conversions are not made, or are not completed on time, the year 2000 issue could have an adverse impact on our operations.

     We expect the project to be completed by mid-1999. This completion target was derived utilizing numerous assumptions of future events, including availability of certain resources and other factors. However, there can be no guarantee that this estimate will be achieved, that these steps will be sufficient or that actual results may not differ materially from those anticipated.

REGISTRATION STATEMENT

     This prospectus omits certain information contained in the registration statement that we filed with the SEC. You can get more details from the SEC upon payment of prescribed fees or through the SEC's internet web site (www.sec.gov).

     Among other things, the registration statement contains a "Statement of Additional Information" that we will send you without charge upon request. The Table of Contents of the Statement of Additional Information lists the following subjects that it covers:

                                                                     page of SAI

VARIATIONS IN CHARGES....................

DISTRIBUTION.....................................

CALCULATION OF PERFORMANCE DATA..................

OTHER PERFORMANCE INFORMATION....................

CALCULATION OF ANNUITY PAYMENTS..................

ADDITIONAL INFORMATION ABOUT DETERMINING.........

UNIT VALUES......................................

PURCHASES AND  REDEMPTIONS OF FUND SHARES........

THE ACCOUNT......................................

DELAY OF CERTAIN PAYMENTS........................

LIABILITY FOR TELEPHONE TRANSFERS................

VOTING PRIVILEGES................................

SEPARATE ACCOUNT FINANCIAL STATEMENTS............

JOHN HANCOCK FINANCIAL STATEMENTS................

EXPERTS

     Ernst & Young LLP, independent auditors, have audited the financial statements of John Hancock Mutual Life Insurance Company and the Account that appear in the Statement of Additional Information, which also is a part of the registration statement that contains this prospectus. Those financial statements are included in the registration statement in reliance upon Ernst & Young's report given upon the firm's authority as experts in accounting and auditing.

               APPENDIX A - DETAILS ABOUT OUR GUARANTEED PERIODS

INVESTMENTS THAT SUPPORT OUR GUARANTEE PERIODS

  We back our obligations under the guarantee periods with John Hancock's general assets. Subject to applicable law, we have sole discretion over the investment of our general assets (including those held in our "non-unitized" separate account that primarily supports the guarantee periods). We invest these amounts in compliance with applicable state insurance laws and regulations concerning the nature and quality of our general investments.

  We invest the non-unitized separate account assets, according to our detailed investment policies and guidelines, in fixed income obligations, including:

     . corporate bonds,

     . mortgages,

     . mortgage-backed and asset-backed securities, and

     . government and agency issues.

  We invest primarily in domestic investment-grade securities. In addition, we use derivative contracts only for hedging purposes, to reduce ordinary business risks associated with changes in interest rates, and not for speculating on future changes in the financial markets. Notwithstanding the foregoing, we are not obligated to invest according to any particular strategy.

GUARANTEED INTEREST RATES

  We declare the guaranteed rates from time to time as market conditions and other factors dictate. We advise you of the guaranteed rate for a selected guarantee period at the time we:

     . receive your premium payment,

     . effectuate your transfer, or

     . renew your guarantee period

  We have no specific formula for establishing the guaranteed rates for the guarantee periods. The rates may be influenced by interest rates generally available on the types of investments acquired with amounts allocated to the guarantee period. These investments are described more completely in Appendix __ to this prospectus. In determining guarantee rates, we may also consider, among other factors, the duration of the guarantee period, regulatory and tax requirements, sales and administrative expenses we bear, risks we assume, our profitability objectives, and general economic trends.

COMPUTATION OF MARKET VALUE ADJUSTMENT

  We determine the amount of the market value adjustment by multiplying the amount being taken from the guarantee period (before any applicable withdrawal charge) by a factor expressed by the following formula:
                          n/12
               (   1+g  )
                --------
               (1+c+.005) -1

  where,

     . g is the guaranteed rate in effect for the current guarantee period.

     . c is the current guaranteed rate in effect for new guarantee periods with duration equal to the number of years remaining in the current guarantee period (rounded to the nearest whole number of years). If we are not currently offering such a guarantee period, we will declare a guarantee rate, solely for this purpose, consistent with interest rates currently available.

     . n is the number of complete months from the date of withdrawal to the end of the current guarantee period. (If less than one complete month remains, N equals one unless the withdrawal is made on the last day of the guarantee period, in which case no adjustment applies.)

SAMPLE CALCULATION 1: POSITIVE ADJUSTMENT

----------------------------------------------------------------------------------------------
Premium payment                                   $10,000
----------------------------------------------------------------------------------------------
Guarantee period                                  7 years
----------------------------------------------------------------------------------------------
Time of withdrawal or transfer                    beginning of 3rd year of guaranteed period
----------------------------------------------------------------------------------------------
Amount withdrawn or transferred                   $11,664
----------------------------------------------------------------------------------------------
Guaranteed rate (g)                               8%
----------------------------------------------------------------------------------------------
Guaranteed rate for new 5 year guarantee (c)      7%
----------------------------------------------------------------------------------------------
Remaining guarantee period (n)                    60 months
----------------------------------------------------------------------------------------------

 Maximum positive adjustment: $10,000 x (1.08 - 1.03) - $1,055

(i.e., the maximum withdrawal adjusted for market value adjustment is $12,719, or $11,664 + $1,055)

MARKET VALUE ADJUSTMENT:

                             60/12
$11,664 x [( 1 + .08        )        -1]  = $273.79
             -------
             1 + .07 + .005

Amount withdrawn or transferred (adjusted for market value adjustment): $11,664 + $273.79 - $11,937.79)

SAMPLE CALCULATION 2: NEGATIVE ADJUSTMENT

-------------------------------------------------------------------------------------------------
Premium payment                                       $10,000
-------------------------------------------------------------------------------------------------
Guarantee period                                      7 years
-------------------------------------------------------------------------------------------------
Time of withdrawal or transfer                        beginning of 3rd year of guaranteed period
-------------------------------------------------------------------------------------------------
Amount withdrawn or transferred                       $11,664
-------------------------------------------------------------------------------------------------
Guaranteed rate (g)                                   8%
-------------------------------------------------------------------------------------------------
Guaranteed rate for new 5 year guarantee (c)          9%
-------------------------------------------------------------------------------------------------
Remaining guarantee period(n)                         60 months
-------------------------------------------------------------------------------------------------


Maximum negative adjustment: $10,000 x (1 08  - 1 03 ) - $1,055

(i.e., the maximum withdrawal adjusted for market value adjustment is $10,609, or $11,664 -$1,055)

MARKET VALUE ADJUSTMENT:

                             60/12
$11,664 x [( 1 + .08       )         -1]  =  -$ 777.31
             -------
             1 + .09 + .005

Amount withdrawn or transferred (adjusted for money market adjustment): $11,664
- $777.31 - $10,886.69

SAMPLE CALCULATION 3: POSITIVE ADJUSTMENT LIMITED BY AMOUNT OF EXCESS INTEREST

-------------------------------------------------------------------------------------------------
Premium payment                                       $10,000
-------------------------------------------------------------------------------------------------
Guarantee period                                      7 years
-------------------------------------------------------------------------------------------------
Time of withdrawal or transfer                        beginning of 3rd year of guaranteed period
-------------------------------------------------------------------------------------------------
Amount withdrawn or transferred                       $11,664
-------------------------------------------------------------------------------------------------
Guaranteed rate (g)                                   8%
-------------------------------------------------------------------------------------------------
Guaranteed rate for new 5 year guarantee (c)          5%
-------------------------------------------------------------------------------------------------
Remaining guarantee period(n)                         60 months
-------------------------------------------------------------------------------------------------

Amount of excess interest: $10,000 x (1.08   - 1.03  ) - $1,055

(i.e. the maximum withdrawal adjusted for market value adjustment is $12,719, or $11,664 + $1,055)

MARKET VALUE ADJUSTMENT

                              60/12
$11,664 x [( 1 + .08        )          -1]  =  $1,449.06
             -------
             1 + .05 + .005

Since the market value adjustment exceeds the amount of excess interest of $1,055, the actual market value adjustment is $1,055.

Amount withdrawn or transferred (adjusted for market value adjustment): $11,664 + $1,055 = $12,719

SAMPLE CALCULATION 4: NEGATIVE ADJUSTMENT LIMITED BY AMOUNT OF EXCESS INTEREST

Premium payment                                                               $10,000
--------------------------------------------------------------------------------------------------------------------------
Guarantee period                                                              7 years
--------------------------------------------------------------------------------------------------------------------------
Time of withdrawal or transfer                                                beginning of 3rd year of guaranteed period
--------------------------------------------------------------------------------------------------------------------------
Amount withdrawn or transferred                                               $11,664
--------------------------------------------------------------------------------------------------------------------------
Guaranteed rate (g)                                                           8%
--------------------------------------------------------------------------------------------------------------------------
Guaranteed rate for new 5 year guarantee (c)                                  10%
--------------------------------------------------------------------------------------------------------------------------
Remaining guarantee period(n)                                                 60 months
--------------------------------------------------------------------------------------------------------------------------


Amount of excess interest: $10,000 x (1.08   - 1.03  ) = $1,055

(i.e., the minimum withdrawal adjusted for market value adjustment is $10,609, or $11,664 - $1,055)

MARKET VALUE ADJUSTMENT:

                              60/12
$11,664 x [( 1 + .08        )         -1]  = - $1,261.09
             -------
             1 + .10 + .005

Since the market value adjustment exceeds the amount of excess interest of $ - 1,055, the actual market value adjustment is $1,055.

Amount withdrawn or transferred (adjusted for market value adjustment): $11,664
- $1,055 - $10,609

  ________________________________________________________________________

 *All interest rates shown have been arbitrantly chosen for purposes of these examples. In most cases they will bear little or no relation to the rates we are actually guaranteeing at any time.

             APPENDIX B - EXAMPLE OF WITHDRAWAL CHARGE CALCULATION

ASSUME THE FOLLOWING FACTS:

     On January 1, 1996, you make a $5000 initial premium payment and we issue you a contract.
     On January 1, 1997, you make a $1000 premium payment
     On January 1, 1998, you make a $1000 premium payment.
     On January 1, 1999, the total value of your contract is $9000 because of good investment earnings.

     Now assume you make a partial withdrawal of $6000 (no tax withholding) on January 2, 1999. In this case, assuming no prior withdrawals, we would deduct a CDSL of $272.23. We withdraw a total of $6272.23 from your contract.

     $6000.00  --  withdrawal request payable to you
     + 272.23  --  withdrawal charge payable to us
     --------
     $6272.23  --  total amount withdrawn from your contract

HERE IS HOW WE DETERMINE THE WITHDRAWAL CHARGE:

     1. We FIRST reduce your $5000 INITIAL PREMIUM PAYMENT by the three annual $30 contract fees we assessed on January 1, 1997, 1998, and 1999. We withdraw the remaining $4910 from your contract.

     $5000
       -30  --  1997 contract fee payable to us
       -30  --  1998 contract fee payable to us
       -30  --  1999 contract fee payable to us
     -----
     $4910  --  amount of your initial premium payment we would consider to be withdrawn.

     Under the free withdrawal provision, we deduct 10% of the total value of your contract at the beginning of the contract year, or $900 (.10 x $9000). We pay the $900 to you as part of your withdrawal request, and we assess a withdrawal charge on the remaining balance of $4010. Because you made the initial premium payment 3 years ago, the withdrawal charge percentage is 5%. We deduct the resulting $200.50 from your contract to cover the withdrawal charge on your initial premium payment. We pay the remainder of $3809.50 to you as a part of your withdrawal request.

     $   4910
         -900   --  free withdrawal amount (payable to you)
      -------
     $   4010
        x.05
      -------
     $ 200.50   --  withdrawal charge on initial premium payment (payable to us)
     $4010.00
      -200.50
      -------
      3809.50   --  part of withdrawal request payable to you

     2. We NEXT deem the entire amount of your 1997 PREMIUM PAYMENT to be withdrawn and we assess a withdrawal charge on that $1000 amount. Because you made this premium payment 2 years ago, the withdrawal charge percentage is 5%. We deduct the resulting $50 from your contract to cover the withdrawal charge on your 1997 premium payment. We pay the remainder of $950 to you as a part of your withdrawal request.

     $1000
     x.05
     -----
       $50   --  withdrawal charge on 1997 premium payment (payable to us)
     $1000
      - 50
     -----
      $950   --  part of withdrawal request payable to you

     3. We NEXT determine what additional amount we need to withdraw to provide you with the total $6000 you requested, after the deduction of the withdrawal charge on that additional amount. We have already allocated $900 from the free withdrawal amount, $3809.50 from your initial premium payment, and $950 from your 1997 premium payment. Therefore, $340.50 is needed to reach $6000.

     $ 6000.00  --    total withdrawal amount requested
       -900.00  --    free withdrawal amount
      -3809.50  --    payment deemed from initial premium payment
       -950.00  --    payment deemed from 1997 premium payment
      --------
     $  340.50  --    additional payment to you needed to reach $6000

     We know that the withdrawal charge percentage for this remaining amount is 6%, because you are already deemed to have withdrawn all premiums you paid prior to 1998. We use the following formula to determine how much more we need to withdraw:

     Remainder due to you = Withdrawal needed - [applicable withdrawal charge percentage times withdrawal needed]

     $340.50  =  x - [.06x]

     $340.50  = .94x

     $340.5
     ------
       0.94   = x

     $362.23  = x

     $362.23  --      deemed withdrawn from 1998 premium payment
    -$340.50  --      part of withdrawal request payable to you
     -------
     $ 21.73  --      withdrawal charge on 1998 premium deemed withdrawn
                      (payable to us)

                  JOHN HANCOCK MUTUAL LIFE INSURANCE COMPANY


           DEFERRED COMBINATION FIXED AND VARIABLE ANNUITY CONTRACTS


                    JOHN HANCOCK VARIABLE ANNUITY ACCOUNT H


                      STATEMENT OF ADDITIONAL INFORMATION


                               __________________


This statement of additional information ("SAI"), dated May 1, 1999 is not a prospectus. It is intended that this SAI be read in conjunction with the prospectus of John Hancock Variable Annuity Account H (the "Account") dated May 1, 1999, for the Contracts being offered. Terms used in this SAI that are not otherwise defined herein have the same meanings given to them in the prospectus, unless the context requires otherwise. A copy of the prospectus may be obtained from the John Hancock Servicing Office, P.O. Box 9298, Boston, massachusetts 02205-9298, telephone number 1-800-824-0335.

                               TABLE OF CONTENTS


                               _________________


                                                       PAGE OF SAI
                                                       -----------
Variations in Charges..................
Distribution...........................
Calculation of Performance Data........
Other Performance Information..........
Calculation of Annuity Payments........
Additional Information about
 Determining Unit Values...............
Purchases and Redemptions of
 Fund Shares...........................
The Account............................
Delay of Certain Payments..............
Liability for Telephone Transfers......
Voting Privileges......................
Separate Account Financial Statements..
John Hancock Financial Statements......

                             VARIATIONS IN CHARGES


     In the future, we may allow a reduction in or the elimination of the withdrawal charge, the charge for the Nursing Home Waiver of Withdrawal Charge rider, the charge for mortality and expense risks, the administrative services charge, the annual contract fee, the charge for the One Year Stepped-Up Death Benefit rider, or the charge for the Accidental Death Benefit rider. The affected contracts would involve sales to groups or classes of individuals in a manner resulting in a reduction in the expenses associated with the sale of such contracts and the benefits offered, or the costs associated with administering or maintaining the contracts.

     The entitlement to such a reduction in or elimination of charges and fees will be determined by John Hancock based upon factors such as the following: (1) the size of the initial premium payment, (2) the size of the group or class, (3) the total amount of premium payments expected to be received from the group or class and the manner in which premium payments are remitted, (4) the nature of the group or class for which the contracts are being purchased and the persistency expected from that group or class as well as the mortality risks associated with that group or class, (5) the purpose for which the contracts are being purchased and whether that purpose makes it likely that costs and expenses will be reduced, or (6) the level of commissions paid to selling broker-dealers or certain financial institutions with respect to contracts within the same group or class.

    We will make any reduction in charges or fees according to our rules in effect at the time an application for a contract is approved. we reserve the right to change these rules from time to time. Any variation in charges or fees will reflect differences in costs and services, will apply uniformly to all prospective contract purchasers in the group or class, and will not be unfairly discriminatory to the interests of any owner.

                                  DISTRIBUTION


     The distribution of the contracts through Signator Investors, Inc. Is continuous. Pursuant to a marketing and distribution agreement between John Hancock and Signator, the amounts we paid and Signator retained under that agreement for such services were as follows:

 YEAR    AMOUNT PAID TO SIGNATOR   AMOUNT RETAINED BY SIGNATOR
 ----    -----------------------   ---------------------------

1998
1997
1996


                        CALCULATION OF PERFORMANCE DATA


     The Account may, from time to time, include in advertisements, sales literature and reports to owners or prospective investors information relating to the performance of its variable investment options. The performance information that may be presented is not an estimate or a guarantee of future investment performance, and does not represent the actual experience of amounts invested by a particular owner. Set out below is a description of the methods used in calculating the performance information for the variable investment options.

     The Account will calculate the average annual total return for each variable investment option (other than the Money Market option), according to the following formula prescribed by the SEC:

                             P x ( 1 + T ) n = ERV


where:         P   = a hypothetical initial premium payment of $1,000
               T   = average annual total return
               n   = number of years
               ERV = ending redeemable value of a hypothetical $1,000 premium payment, made at the beginning of such period (or fractional portion thereof)

     Average annual total return is the annual compounded rate of return for a variable investment option that would have produced the ending redeemable value over the stated period if the performance remained constant throughout. The calculation assumes a single $1,000 premium payment made into the variable investment option at the beginning of the period and full redemption at the end of the period. It reflects adjustments for all Trust and contract level charges except any premium tax charge or charges for optional rider benefits described in the prospectus. The annual contract fee has been included as an annual percentage of assets, assuming an average contract size of $_______.

     On the basis, the following table shows the average total return for each variable investment option for the periods ended December 31, 1998:

                        AVERAGE ANNUALIZED TOTAL RETURNS
                        --------------------------------

VARIABLE INVESTMENT     YEAR TO DATE    1 YEAR    5 YEAR     DATE OF INCEPTION
-------------------     ------------    ------    ------     -----------------
OPTION/*/                                /**/                     /***/
------


V.A. International......                                       8/29/96
V.A. Regional Bank......
V.A. Financial
 Industries.............                                       4/30/97
V.A. Emerging Growth....                                       8/29/96
V.A. Special
 Opportunities..........
V.A. Growth.............                                       8/29/96
V.A. Growth & Income....
V.A. Independence
 Equity.................                                       8/29/96
V.A. 500 Index..........                                       8/29/96
V.A. Sovereign
 Investors..............                                       8/29/96
V.A. World Bond.........                                       8/29/96
V.A. Strategic Income...                                       8/29/96
V.A. Sovereign Bond.....                                       8/29/96
V.A. High Yield Bond....
V.A. Money Market.......                                       8/29/96

* Absent expense reimbursements to certain Funds, total return figures for the related variable investment options would have been lower.
**   or since inception of the applicable Fund or its predecessor.
***  of the Fund or its predecessor.

     For the 7-day period ending December 31, 1998, the Money Market option's current yield was ____% and its effective yield was _____%.

     The Account will calculate current yield for each variable investment option (other than the Money Market option) according to the following formula prescribed by the SEC:

                         Yield  =  2[(a-b+1)/6/ -  1]
                                      ---
                                      cd

where: a = net investment income earned during the period by the Fund whose shares are owned by the variable investment option

               b = expenses accrued for the period (net of any reimbursements

               c = the average daily number of accumulation units outstanding during the period

               d = the offering price per accumulation unit on the last day of the period.

     According to this formula, yield is determined by dividing the net investment income per accumulation unit earned during the period (minus the deduction for mortality and expense risk charge, administration charge and annual contract fee) by the accumulation unit value on the last day of the period and annualizing the resulting figure. The calculation is based on specified 30-day periods identified in the advertisement. Neither the withdrawal charge nor any charges for premium taxes or optional rider benefits are reflected in the calculation.

     The Account may calculate current yield and effective yield figures for the Money Market option. The current yield of the money market option for a seven-day period ("base period") will be computed by determining the "net change in value" (calculated as set forth below) of a hypothetical owner account having a balance of one unit at the beginning of the period, dividing the net change in account value by the value of the account at the beginning of the base period to obtain the base period return, and multiplying the base period return by 365/7, with the resulting yield figure carried to the nearest hundredth of one percent. Net changes in value of the hypothetical owner account will include net investment income of that account (accrued daily dividends as declared by the Money Market Fund, less daily expenses of the account) for the period, but will not include realized gains or losses or unrealized appreciation or depreciation on the underlying Money Market Fund shares. The mortality and expense risk charges, administration charge and contract fee are reflected, but the withdrawal charge and any charge for premium taxes and optional benefits are not.

     The effective yield reflects the effects of compounding and represents an annualization of the current return. The formula for effective yield, as prescribed by the SEC, is:

          Effective yield    = (Base period return + 1)/(365/7) / - 1


                         OTHER PERFORMANCE INFORMATION


     You can compare performance information at the Account level to other variable annuity separate accounts or other investment products surveyed by Lipper Analytical Services, Inc., an Independent service that monitors and ranks the performance of investment companies.

     We also use Ibottson and Associates, CDA Weisenberger, and F.c. Towers for comparison purposes, as well as the Russell and Wilshire indexes. We may also use performance rankings and ratings reported periodically in national financial publications such as Money Magazine, Forbes, Business Week, The Wall Street Journal, Micropal, Inc., Morningstar, Stanger's and Barron's. Such performance figures are calculated in accordance with standardized methods established by each reporting service.

     We vote any shares held by the Account that are not attributable to contracts or for which instructions from owners are not received, in proportion to the instructions we have received from participants in the Account.

                        CALCULATION OF ANNUITY PAYMENTS


CALCULATION OF ANNUITY UNITS


     We use a measuring device called an "annuity unit" to help us compute the amount of each monthly payment that is based on a variable investment option. Each variable investment option has its own annuity unit with its own annuity unit value.

     The number of the contract's annuity units for each variable investment option normally doesn't change while the payee continues to receive payments, unless the payee makes a transfer from one variable investment option to another. The amount of each monthly annuity payment based on a variable investment option equals the number of the contract's annuity units in that option times the value of one such unit as of the 10/th/ day preceding the payment's due date.

     To compute the amount of the first annuity payment that is based on any variable investment option, we first determine the amount of your contract's value that we will apply to that variable option. We do this as of 10 calendar days prior to the date the initial monthly annuity payment is due, in the manner described in the prospectus under "the annuity period - choosing fixed or variable annuity payments."

     For each variable investment option, we then divide:

---------------------------------------------------------------------------
 the resulting value (minus any premium tax charge)
---------------------------------------------------------------------------

      BY


  --------------
     $1,000
  --------------


 and multiply the result by:

------------------------------------------------------------------------------
 the applicable annuity purchase rate set forth in the contract and reflecting
 (1) the age and, possibly, sex of the payee and (2) the assumed investment rate (discussed below).
------------------------------------------------------------------------------

This computation determines the amount of initial monthly variable annuity payment to the annuitant from each variable investment option.

We then determine the number of annuity units to be credited to the contract from each of such variable investment options by dividing:

-------------------------------------------------------------------------------
 the amount of initial variable monthly annuity payment from that variable investment option
-------------------------------------------------------------------------------


      by

-------------------------------------------------------------------------------
 the annuity unit value of that variable investment option as of 10 calendar days prior to the date the initial payment is due.
-------------------------------------------------------------------------------

     For example, assume that 10 days before the date of maturity, a contract has credited to it 4000.000 accumulation units, each having a value of $12.000000. Assume, further, that the appropriate annuity purchase rate in the contract for an assumed investment rate of 3 1/2% is $5.47 per $1000 of proceeds for the annuity option elected. The first monthly annuity payment would be $262.56.

4000.000 X $12.000000 X 5.47
----------------------------
         $1000

     If the value of an annuity unit 10 days before the date of maturity was $1.4000000, the number of annuity units represented by the first and subsequent payments would be 187.543 ($262.56/$1.4000000). If the annuity unit value 10 days before the due date of the second monthly payment was $1.405000, the amount of the second payment would be $263.50 (187.543 x $1.405000).

ANNUITY UNIT VALUES


     The value of the annuity units varies from day to day, depending on the investment performance of the variable investment option, the deductions made against the variable investment option, and the assumed investment rate used in computing annuity unit values. Thus, the variable monthly annuity payments vary in amount from month to month.

     We calculate annuity unit value separately for each variable investment option. As of the close of each business day, we calculate the value of one annuity unit by

(1) multiplying the immediately preceding annuity unit value by the sum of one plus the applicable net investment rate for the period subsequent to such preceding value and then

(2) multiplying this product by an adjustment factor to neutralize the assumed investment rate used in determining the amounts of annuity payable. If your contract has an assumed investment rate of 3 1/2 % per year, the adjustment factor for a valuation period of one day would be 0.999905754. We neutralize the assumed investment rate by applying the adjustment factor so that the variable annuity payments will increase only if the actual net investment rate of the variable investment option exceeds 3 1/2 % per year and will decrease only if is less than 3 1/2 % per year.

     The amount of the initial variable monthly payment is determined on the assumption that the actual net investment rate of each variable investment option used in calculating the "net investment factor" (described below) will be equal on an annual basis to the "assumed investment rate" (described under "The annuity period - variable monthly annuity payments" in the prospectus). If the actual net investment rate between the dates for determining two monthly annuity payments is greater than the assumed investment rate, the latter monthly payment will be larger in amount than the former. On the other hand, if the actual net investment rate between the dates for determining two monthly annuity payments is less than the assumed investment rate, the latter monthly payment will be smaller in amount than the former.

MORTALITY TABLES


     The mortality tables used as a basis for both variable and fixed annuity purchase rates are the 1983a Mortality Tables, with projections of mortality improvements and with certain age adjustments based on the contract year of annuitization. The mortality table used in a Contract purchased in connection with certain employer-related plans and used in all contracts issued in Montana will be the Female Annuity Table of the 1983a Mortality Tables. The impact of this change will be lower benefits (5% to 15%) from a male's viewpoint than would otherwise be the case.

             ADDITIONAL INFORMATION ABOUT DETERMINING UNIT VALUES


     The general manner in which we compute annuity unit values is discussed above. Like annuity unit values, we calculate accumulation unit values separately for each variable investment option. As of the close of each business day, we calculate the value of one accumulation unit of a variable investment option by multiplying the immediately preceding accumulation unit value by the sum of one plus the applicable "net investment rate" for the period subsequent to such preceding value. See "net investment rate" below.

NET INVESTMENT RATE


     For any period, the net investment rate for a variable investment option equals

(1) the percentage total investment return of the corresponding Fund for that period (assuming reinvestment of all dividends and other distributions from the Fund), less

(2) for each calendar day in the period, a deduction of 0.003425% or 0.002740% (depending on the charge for mortality and expense risks) of the value of the variable investment option at the beginning of the period, and less

(3) a further adjustment in an appropriate amount if we ever elect to impose a charge for our income taxes.

ADJUSTMENT OF UNITS AND VALUES


     We reserve the right to change the number and value of the accumulation units and/or annuity units credited to your contract, without notice, provided that strict equity is preserved and the change does not otherwise affect the benefits, provisions, or investment return of your contract.

HYPOTHETICAL EXAMPLE ILLUSTRATING THE CALCULATION OF ACCUMULATION UNIT VALUES AND ANNUITY UNIT VALUES


     Assume at the beginning of the period being considered, the value of a particular variable investment option was $4,000,000. investment income during the period totaled $2000, while capital gains were $3000 and capital losses were $1000. Assume also that we are not imposing any tax charge. Charges against the beginning value of the variable investment option amount to [$137.00] assuming a one day period. the [$137.00] was computed by multiplying the beginning value of $4,000,000 by the factor [0.00003425]. by substituting in the first formula above, the net investment rate is equal to [$3863.00 ($2000 + $3000 - $1000 -$137.00)] divided by $4,000,000 or [0.0009658.]

     Assume further that each accumulation unit had a value of $11.250000 on the previous business day, and the value of an annuity unit on such previous date was $1.0850000. Based upon the experience of the variable investment option during the period, the value of an accumulation unit at the end of the period would be [$11.250000 x (1 + .0009658) or $11.260865]. The value of an annuity unit at the end of the period would be [$1.0850000 x (1. + .0009658) x
 .999905754 or $1.085946].  The final figure, [.999905754], neutralizes the effect of a 3 1/2% assumed investment rate so that the annuity unit's change in value reflects only the actual investment experience of the variable investment option.

                   PURCHASES AND REDEMPTIONS OF FUND SHARES


     John Hancock purchases and redeems Trust shares for the Account at their net asset value without any sales or redemption charges. Each available fund issues its own separate series of Trust shares. Each such series represents an interest in one of the Funds of the Trust, which corresponds to one of our variable investment options. Any dividend or capital gains distributions received by the Account will be reinvested in shares of that same Fund at their net asset value as of the dates paid.

     On each business day, the account purchases and redeems shares of each fund for each variable investment option based on, among other things, the amount of premium payments allocated to that option, dividends reinvested, and transfers to, from and among investment options, all to be effected as of that date. Such purchases and redemptions are effective at the net asset value per trust share for each fund determined on that same date.

                                  THE ACCOUNT


     In addition to the assets attributable to contracts, the Account includes assets derived from charges made by and, possibly, funds contributed by John Hancock to commence operations of the variable investment option. From time to time these additional amounts may be transferred in cash by us to our general account. Before any such transfer, we will consider any possible adverse impact transfer might have on any variable investment option. The assets of one variable investment option are not necessarily legally insulated from liabilities associated with another variable investment option.

                           DELAY OF CERTAIN PAYMENTS


     Ordinarily, upon a surrender or partial withdrawal, we will pay the value of any accumulation units in a single sum within 7 days after receipt of a written request at our Servicing Office. However, redemption may be suspended and payment may be postponed under the following conditions:

(1) when the New York stock exchange is closed, other than customary weekend and holiday closings;

(2)  when trading on that Exchange is restricted;

(3) when an emergency exists as a result of which (a) disposal of securities in a variable investment option is not reasonably practicable or (b) it is not reasonably practicable to determine the value of the net assets of a variable investment option; or

(4) when a governmental body having jurisdiction over the account by order permits such suspension.

Rules and regulations of the SEC, if any are applicable, will govern as to whether conditions in (2) or (3) exist.

     We may defer for up to 15 days the payment of any amount attributable to a premium payment made by check to allow the check reasonable time to clear.

     We may also defer payment of surrender proceeds payable out of any guarantee period for a period of up to 6 months.

                       LIABILITY FOR TELEPHONE TRANSFERS


     If you authorize telephone transfers, you will be liable for any loss, expense or cost arising out of any unauthorized or fraudulent telephone or fax instructions which we reasonably believe to be genuine, unless such loss, expense or cost is the result of our mistake or negligence. We employ procedures which provide safeguards against unauthorized transactions, and which are reasonably designed to confirm that instructions received by telephone are genuine. These procedures include

 .    requiring personal identification,

 .    tape recording calls, and

 .    providing written confirmation to the owner.

If we do not employ reasonable procedures to confirm that instructions communicated by telephone are genuine, we may be liable for any loss due to unauthorized or fraudulent instructions.

                               VOTING PRIVILEGES


     Here's the formula we use to determine the number of fund shares as to which you may give instructions:

-------------------------------------------------------------------------------
 the total value of your accumulation units value in a variable investment option
-------------------------------------------------------------------------------


     divided by

---------------------------------------------------------------------------
 the net asset value of 1 share of the corresponding fund
---------------------------------------------------------------------------

     At a shareholders' meeting, you may give instructions regarding:

 .    the election of the Board of Trustees,

 .    the ratification of the selection of independent auditors,

 .    the approval of the Trust's investment management agreements,

 .    and other matters requiring a vote under the 1940 Act.

     The annuitant or other payee will also be entitled to give voting instructions with respect to the Fund Shares corresponding to any variable investment option under which variable annuity payments are then being made. We determine the number of Fund Shares for which the payee can give instructions by dividing the actuarially determined present value of the payee's annuity units that correspond to that Fund by the net asset value of one share of that Fund.

     We will furnish you information and forms so that you may give voting instructions.

     We may own Fund shares that we do not hold in any separate account whose participants are entitled to give voting instructions. We will vote such shares in proportion to the instructions we receive from all variable annuity contract and variable life insurance policy owners who give us instructions for that Fund's shares (including owners who participate in separate accounts other than the Account).

     We have designed your voting privileges based upon our understanding of the requirements of the federal securities laws. If the applicable laws, regulations, or interpretations change to eliminate or restrict the need for such voting privileges, we reserve the right to proceed in accordance with any such revised requirements.

                     SEPARATE ACCOUNT FINANCIAL STATEMENTS


     The financial statements for the Account are included on the next page.

PART C. OTHER INFORMATION


ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

(A)  FINANCIAL STATEMENTS

     1.   Condensed Financial Information. (To be filed by amendment)

     2. Statement of Assets and Liabilities, John Hancock Variable Annuity Account H, at December 31, 1998. (To be filed by amendment)

     3. Statement of Operations, John Hancock Variable Annuity Account H, for the period ended December 31, 1998. (To be filed by amendment)

     4. Statement of Changes in Net Assets, John Hancock Variable Annuity Account H, for the period ended December 31, 1998. (To be filed by amendment)

     5.   Notes to Financial Statements, John Hancock Variable Annuity Account
          H. (To be filed by amendment)

     6. Statement of Financial Position, John Hancock Mutual Life Insurance Company, at December 31, 1998, and December 31, 1997. (To be filed by amendment)

     7. Summary of Operations and Unassigned Deficit, John Hancock Mutual Life Insurance Company, for each of the two years in the period ended December 31, 1998. (To be filed by amendment)

     8. Statement of Cash Flows, John Hancock Mutual Life Insurance Company, for each of the two years in the period ended December 31, 1998. (To be filed by amendment)

     9. Notes to Financial Statements, John Hancock Mutual Life Insurance Company. (To be filed by amendment)

(B)  EXHIBITS

     1. John Hancock Mutual Life Insurance Company Board Resolution establishing the John Hancock Variable Annuity Account H, dated April 8, 1996.*

     2.   Not Applicable.

     3. (a) Form of Variable Annuity Contracts Marketing and Distribution Agreement Between John Hancock Mutual Life Insurance Company and John Hancock.*

          (b) Form of Soliciting Dealer Agreement between John Hancock Funds, Inc., and soliciting broker-dealers or financial institutions participating in distribution of Contracts.*

     4. (a) Form of group deferred combination fixed and variable annuity contract.*

          (b) Form of group deferred combination fixed and variable annuity certificate.*

          (c) Form of individual deferred combination fixed and variable annuity contract.*

          (d)  Form of nursing home waiver of CDSL rider.*

          (e)  Form of one year stepped-up death benefit rider.*

          (f)  Form of accidental death benefit rider.*

     5.   Form of contract application.*

     6. (a) Articles of Organization and By-Laws of John Hancock Mutual Life Insurance Company.*

     7.   Not Applicable.

     8. Form of Responsibility and Cost Allocation Agreement Between John Hancock Mutual Life Insurance Company and John Hancock Funds, Inc.*

     9.   Not Applicable.

     10.  (a) Representation of counsel (To be filed by amendment).

          (b)  Consent of independent auditors (To be filed by amendment).

          (c) Powers of Attorney for all directors except Robert J. Tarr, Jr., previously filed electronically with Form N-4EL (file nos. 333-08345 and 811-07711) on July 18, 1996, accession number
               0000950109-96-004518. Power of attorney for director Robert J. Tarr, Jr.**

     11.  Not Applicable.

     12.  Not Applicable.

     13.  Not Applicable.

     14.  Not Applicable.

     27.  Not Applicable.

* Previously filed electronically with Form N-4EL (file nos. 333-08345 and 811-07711) on July 18, 1996, accession number 0000950109-96-004518.

** Previously filed electronically with 485BPOS (file nos. 333-08345 and 811-07711) on April 29, 1997.

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

Directors                           Principal Occupations
---------                           ---------------------

Samuel W. Bodman..............      Chairman of the Board and Chief Executive
                                    Officer, Cabot Corporation (chemicals)

Nelson S. Gifford.............      Principal, Fleetwing Capital Management
                                    (financial services)

Kathleen F. Feldstein.........      President, Economics Studies Inc. (economic
                                    consulting)

E. James Morton...............      Director, formerly Chairman of the Board,
                                    John Hancock

John M. Connors, Jr...........      Chief Executive Officer and Director, Hill,
                                    Holliday, Connors, Cosmopoulos, Inc.
                                    (advertising)

Stephen L. Brown..............      Chairman of the Board and Chief Executive
                                    Officer, John Hancock

I. MacAllister Booth..........      Retired Chairman of the Board and Chief
                                    Executive Officer, Polaroid Corporation
                                    (photographic products)

Robert J. Tarr, Jr............      Former President, Chief Executive Officer
                                    and Chief Operations Officer, Harcourt
                                    General, Inc. (publishing)

David F. D'Alessandro.........      President and Chief Operating Officer, John
                                    Hancock

Joan T. Bok...................      Chairman of the Board, New England Electric
                                    System (electric utility)

Robert E. Fast................      Senior Partner, Hale and Dorr (law firm)

Foster L. Aborn...............      Vice Chairman of the Board, John Hancock

Richard F. Syron..............      Chairman of the Board and Chief Executive
                                    Officer, American Stock Exchange

Michael C. Hawley.............      President and Chief Operating Officer, The
                                    Gillette Company (razors, etc.)

Wayne A. Budd.................      Group President, Bell Atlantic - New England
                                    (telecommunications)


Edward H. Linde ..............      President & CEO, Boston Properties, Inc.


Executive Officers
------------------
Diane M. Capstaff.............      Executive Vice President
Thomas E. Moloney.............      Executive Vice President
Richard S. Scipione...........      General Counsel
Barry J. Rubenstein...........      Senior Vice President, Counsel and Secretary

     The business address for each of the above-named officers and directors is:
John Hancock Mutual Life Insurance Company, John Hancock Place, P.O. Box 111, Boston, MA 02117.

ITEM 26.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

     The Registrant is a separate account of John Hancock Mutual Life Insurance Company ("Company"), operated as a unit investment trust. The Registrant supports benefits payable under the Company's variable annuity contracts by investing in shares of John Hancock Declaration Trust ("Trust") a "series" type of mutual fund, registered under the Investment Company Act of 1940 ("Act") as an open-end management investment company. The Company may purchase Trust shares to provide initial capital for the Trust. The Registrant and other separate accounts of the Company, John Hancock Variable Life Insurance Company ("JHVLICO"), and other unaffiliated life insurance companies will own all of the Trust's other outstanding shares for the forseeable future. The purchasers of variable annuity and any variable life insurance contracts, in connection with which the Trust is used, will have the opportunity to instruct the Company and JHVLICO with respect to the voting of the shares of the Trust held by the Registrant as to certain matters. Subject to the voting instructions, the Company will control the Registrant.

     A diagram of the subsidiaries of the Company is incorporated by reference from Exhibit 17 to Post-Effective Amendment No. 17 to Form N-1A Registration Statement of John Hancock Variable Series Trust I (File No. 33-2081) filed February 27, 1998.

ITEM 27.  NUMBER OF CONTRACT OWNERS

     Registrant had ___ Contract Owners as of February 26, 1999.

ITEM 28.  INDEMNIFICATION

     Pursuant to Article 9 of the Company's Bylaws and Section 67 of the Massachusetts Business Corporation Law, the Company indemnifies each director, former director, officer, and former officer, and his heirs and legal representatives from liability incurred or imposed in connection with any legal action in which he may be involved by reason of any alleged act or omission as an officer or a director of the Company.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Securities Act") may be permitted to directors, officers, and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that, in the opinion of the Commission, such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit, or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by a controlling precedent, submit to a court of appropriate jurisdiction the question of whether indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

ITEM 29.  PRINCIPAL UNDERWRITERS

     (a) JHFI acts as principal underwriter, depositor, sponsor or investment adviser for the following investment companies.

John Hancock Investment Trust
John Hancock Investment Trust II
John Hancock Investment Trust III
John Hancock Cash Reserve, Inc.
John Hancock Current Interest
John Hancock Bond Trust
John Hancock California Tax-Free Income Fund
John Hancock Capital Series
John Hancock Institutional Series Trust
John Hancock Bond Fund
John Hancock Special Equities Fund
John Hancock Strategic Series

John Hancock Tax-Exempt Series Fund
John Hancock Tax-Free Bond Trust
John Hancock World Fund

     (b) The following lists the names and positions with underwriter of the directors and officers of JHFI.

Foster L. Aborn            Director
Edward J. Boudreau, Jr.    Director and Chairman
Stephen L. Brown           Director
David F. D'Alessandro      Director
John M. DeCiccio           Director
William C. Fletcher        Director
Robert G. Freedman         Director
Anne C. Hodsdon            Director
David A. King              Director
Jeanne M. Livermore        Director
Thomas E. Moloney          Director
Richard S. Scipione        Director
Robert H. Watts            Director


Edward J. Boudreau, Jr.    Chairman, President and Chief Executive Officer
James V. Bowhers           President
Robert H. Watts            Executive Vice President and Chief Compliance Officer
Osbert M. Hood             Senior Vice President and Chief Financial Officer
John A. Morin              Vice President and Secretary
Anne C. Hodsdon            Executive Vice President
Anthony P. Petrucci        Executive Vice President
Kathleen M. Graveline      Senior Vice President
Richard O. Hansen          Senior Vice President
Keith Hartstein            Senior Vice President
Peter Mawn                 Senior Vice President
Charles H. Womack          Senior Vice President
J. William Benintende      Vice President
Gary Cronin                Vice President
Renee  Humphrey            Vice  President
Susan S. Newton            Vice President
Kristine Pancare           Vice President
Karen F. Walsh             Vice President
Griselda Lyman             Vice President
Mary Ellen Higgins         Second Vice President
Arthur J. Holzman, Jr.     Second Vice President and Assistant Treasurer
Marty Thomas               Second Vice President
William H. King            Assistant Treasurer
Andrew R. Lynch            Assistant Treasurer
Theresa Apruzzese          Assistant Secretary
Carmen M. Pelissier        Assistant Secretary


The business address for each of the above-named officers and directors is: John Hancock Funds, Inc., 101 Huntington Avenue, Boston, Massachusetts 02199-7603.

     (c) Not Applicable.

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

     The following entities prepare, maintain, and preserve the records required by Section 31(a) of the Act for the Registrant through written agreements between the parties to the effect that such services will be provided to the Registrant for such periods prescribed by the Rules and Regulations of the Commission under the Act and such records will be surrendered promptly on request:

     The Company, John Hancock Place, P.O. Box 111, Boston, Massachusetts 02117, prepares, maintains and preserves all other records required by Section 31(a) of the Act.


ITEM 31.  MANAGEMENT SERVICES

     Not applicable.


ITEM 32.  UNDERTAKINGS

     (a) Registrant hereby undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

     (b) Registrant hereby undertakes to include as part of any application to purchase a Contract offered by the prospectus a space that an applicant can check to request a Statement of Additional Information, or to provide a toll-free telephone number that applicants may call for this purpose.

     (c) Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under Form N-4 promptly upon written or oral request.

     (d) Registrant represents that, in connection with the sale of the Contracts offered pursuant to this Registration Statement, it has complied with the conditions of the SEC no-action letter regarding the purchase of variable annuity contracts under retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code (American Council of Life Insurance (pub. avail. Nov. 28, 1988)). Specifically, Registrant (1) has included appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in the prospectus; (2) will include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the Contracts; (3) will instruct sales representatives specifically to bring the redemption restrictions imposed by
Section 403(b)(11) to the attention of potential plan participants; and (4) will obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (a) the restrictions on redemptions imposed by Section 403(b)(11) and (b) the investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his Accumulated Value or Surrender Value.

     (e) John Hancock Mutual Life Insurance Company represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

     As required by the Securities Act of 1933 and the Investment Company Act of 1940, Registrant has caused this amendment to the registration statement to be signed on its behalf, in the City of Boston and the Commonwealth of Massachusetts, on the 25th day of February, 1999.


                          JOHN HANCOCK VARIABLE ANNUITY ACCOUNT H (REGISTRANT)

                          By  John Hancock Mutual Life Insurance Company


                          By  /Stephen L. Brown/
                              STEPHEN L. BROWN
                              Chairman of the Board
                              and Chief Executive Officer


                          JOHN HANCOCK MUTUAL LIFE INSURANCE COMPANY (DEPOSITOR)


                          By  /Stephen L. Brown/
                              STEPHEN L. BROWN
                              Chairman of the Board
                              and Chief Executive Officer

     As required by the Securities Act of 1933, this amendment to the Registration Statement has been signed by the following persons in their capacities with John Hancock Mutual Life Insurance Company and on the dates indicated. Registrant certifies that it meets the requirements of rule 485(a) of the Securities Act of 1933 for the effectiveness of this registration statement.



Signature                Title                               Date
---------                -----                               ----

-----------------------  Chief Financial Officer(Principal   February 25, 1999
Thomas E. Moloney        Financial Officer and Principal
                         Accounting Officer)

-----------------------  Chairman of the Board and Chief     February 25, 1999
Stephen L. Brown as      Executive Officer (Principal
Attorney-in-Fact         Executive Officer)



FOR:  Samuel W. Bodman              Director
      Nelson S. Gifford             Director
      Kathleen F. Feldstein         Director
      E. James Morton               Director
      John M. Conners, Jr.          Director
      I. MacAllister Booth          Director
      Robert J. Tarr, Jr.           Director
      David F. D'Alessandro         Director
      Joan T. Bok                   Director
      Robert F. Fast                Director
      Foster L. Aborn               Director
      Richard F. Syron              Director
      Michael C. Hawley             Director